UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President & Trustee

Robert M. Kurinsky

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Anne S. Kochevar

Chief Compliance Officer &

Anti-Money Laundering

Compliance Officer

William H. Wallace, III

Secretary

Christina E.H. Jacobs

Assistant Secretary

Christine V. Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator

The Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2019

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.driehaus.com/fund-resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with a Fund, by calling 1-800-560-6111.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-560-6111 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds in the Driehaus Mutual Funds if you invest directly with a Fund.

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Semi-Annual Report to Shareholders June 30, 2019

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgment, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2019 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Funds’ Form NPORT-EX is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/19	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	2.42%	11.08%	3.36%	8.25%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	2.62%	11.21%	3.43%	8.29%
MSCI Emerging Markets Index-N2	1.21%	10.66%	2.49%	5.81%
MSCI Emerging Markets Growth Index-N3	–2.44%	11.22%	3.85%	6.94%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.

[2]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 93.2%

FAR EAST — 60.4%
China — 28.4%
3SBio, Inc.[1]	3,914,206	$6,724,355
AIA Group, Ltd.	2,130,176	22,974,171
Alibaba Group Holding, Ltd. — SP ADR**	359,290	60,881,691
Autohome, Inc. — ADR**	46,938	4,018,831
China Mengniu Dairy Co., Ltd.	4,261,447	16,502,013
China Merchants Bank Co., Ltd. — H	1,259,146	6,278,241
China Tower Corp., Ltd. — H1	34,074,000	8,941,933
Country Garden Services Holdings Co., Ltd.	6,402,890	14,802,949
Foshan Haitian Flavouring & Food Co., Ltd. — A	1,213,415	18,550,234
GDS Holdings, Ltd. — ADR**	188,093	7,066,654
Hong Kong Exchanges & Clearing, Ltd.	288,727	10,193,800
Huazhu Group, Ltd. — ADR	69,082	2,504,222
Industrial & Commercial Bank of China, Ltd. — H	40,685,656	29,687,295
Inner Mongolia Yili Industrial Group Co., Ltd. — A	1,398,700	6,803,804
Li Ning Co., Ltd.	3,761,007	8,868,460
Meituan Dianping — B**	1,468,781	12,879,591
New Oriental Education & Technology Group, Inc. — SP ADR**	95,448	9,218,368
Ping An Insurance Group Co. of China, Ltd. — H	3,470,212	41,669,020
Shanghai International Airport Co., Ltd. — A	1,104,102	13,467,913
Shenzhou International Group Holdings, Ltd.	1,641,889	22,573,688
TAL Education Group — ADR**	326,897	12,454,776
Techtronic Industries Co., Ltd.	2,886,829	22,099,207
Tencent Holdings, Ltd.	1,500,022	67,707,126
Wuliangye Yibin Co., Ltd. — A	1,407,471	24,170,640
Wuxi Biologics Cayman, Inc.[1]**	1,066,612	9,578,303
Yum China Holdings, Inc.	374,217	17,288,825

		477,906,110

	Number of Shares	Value (Note A)
India — 11.3%
HDFC Bank, Ltd. — ADR	347,488	$45,187,340
Housing Development Finance Corp., Ltd.	465,386	14,779,221
ICICI Bank, Ltd. — SP ADR	2,931,067	36,902,134
Kotak Mahindra Bank, Ltd.	845,796	18,098,950
Nestle India, Ltd.	42,058	7,258,268
Petronet LNG, Ltd.	1,690,216	6,001,549
Pidilite Industries, Ltd.	472,935	8,320,682
Reliance Industries, Ltd.	856,686	15,551,964
Tata Consultancy Services, Ltd.	712,126	22,977,031
Titan Co., Ltd.	832,430	16,095,677

		191,172,816

South Korea — 6.4%
Hyundai Motor Co.	102,731	12,456,017
LG Household & Health Care, Ltd.	17,338	19,715,753
Macquarie Korea Infrastructure Fund	1,268,647	12,964,998
Samsung Electronics Co., Ltd.	1,264,071	51,453,979
Samsung Fire & Marine Insurance Co., Ltd.	44,950	10,433,118

		107,023,865

Taiwan — 6.2%
Delta Electronics, Inc.	1,979,598	10,038,368
Formosa Plastics Corp.	2,890,424	10,655,469
Giant Manufacturing Co., Ltd.	1,384,154	10,829,196
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,845,301	72,280,440

		103,803,473

Thailand — 3.0%
CP ALL PCL — NVDR	10,760,516	30,175,410
Kasikornbank PCL — NVDR	2,250,535	13,796,383
WHA Corp PCL — NVDR	46,380,900	7,168,679

		51,140,472

Indonesia — 2.3%
PT Bank Central Asia Tbk	13,164,946	27,932,703
PT Telekomunikasi Indonesia Persero Tbk	38,617,175	11,316,588

		39,249,291

Philippines — 1.6%
BDO Unibank, Inc.	6,730,957	18,392,388
SM Prime Holdings, Inc.	12,002,722	8,691,343

		27,083,731

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Japan — 0.6%
Keyence Corp.	16,763	$10,281,846
Singapore — 0.6%
Sea, Ltd. — ADR**	298,932	9,930,521

Total FAR EAST		1,017,592,125

EUROPE — 11.9%
Russia — 4.4%
Gazprom PJSC — SP ADR	905,691	6,635,092
Lukoil PJSC — SP ADR	195,329	16,489,674
Novatek PJSC — SP GDR	127,932	27,121,584
Sberbank of Russia PJSC — SP ADR	1,522,967	23,423,232

		73,669,582

Poland — 1.6%
CD Projekt SA	245,712	14,168,921
Powszechna Kasa Oszczednosci Bank Polski SA	1,091,251	12,515,198

		26,684,119

Netherlands — 1.2%
Heineken NV	73,523	8,204,800
VEON, Ltd.	4,535,127	12,698,356

		20,903,156

United Kingdom — 1.0%
Diageo PLC	408,094	17,537,941
Hungary — 1.0%
OTP Bank PLC	414,268	16,476,889
Switzerland — 0.8%
Glencore PLC	1,701,320	5,905,996
Roche Holding AG	29,719	8,361,323

		14,267,319

France — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	32,228	13,716,772
Greece — 0.6%
Hellenic Telecommunications Organization SA	638,543	9,439,136
Norway — 0.5%
Yara International ASA	173,113	8,397,465

Total EUROPE		201,092,379

SOUTH AMERICA — 10.9%
Brazil — 7.8%
B3 SA — Brasil Bolsa Balcao	1,472,708	14,393,607
BK Brasil Operacao e Assessoria a Restaurantes SA	1,140,674	6,579,755
Itau Unibanco Holding SA — SP PREF ADR	727,127	6,849,536
Lojas Renner SA	2,357,252	28,852,158

	Number of Shares	Value (Note A)
Magazine Luiza SA	255,019	$13,863,518
Notre Dame Intermedica Participacoes SA	1,668,583	17,385,645
Pagseguro Digital, Ltd. — A**	214,024	8,340,515
Raia Drogasil SA	874,073	17,456,649
Rumo SA**	1,640,058	8,883,763
Transmissora Alianca de Energia Eletrica SA	1,307,744	9,310,986

		131,916,132

Argentina — 1.6%
Globant SA**	78,982	7,981,131
MercadoLibre, Inc.**	20,716	12,673,427
YPF SA — SP ADR	302,840	5,514,716

		26,169,274

Peru — 1.2%
Credicorp, Ltd.	89,044	20,383,062
Chile — 0.3%
Banco Santander Chile — ADR	189,778	5,678,158

Total SOUTH AMERICA		184,146,626

NORTH AMERICA — 4.6%
Mexico — 2.8%
Grupo Aeroportuario del Centro Norte SAB de CV	876,625	5,356,918
Grupo Financiero Banorte SAB de CV — O	2,480,098	14,404,758
Wal-Mart de Mexico SAB de CV	10,323,223	28,177,592

		47,939,268

United States — 1.1%
Liberty Media Corp-Liberty Formula One — C**	290,019	10,849,611
NIKE, Inc. — B	100,270	8,417,666

		19,267,277

Canada — 0.7%
Wheaton Precious Metals Corp.	451,782	10,924,089

Total NORTH AMERICA		78,130,634

AFRICA — 4.5%
South Africa — 3.7%
Capitec Bank Holdings, Ltd.	220,304	20,313,640
Clicks Group, Ltd.	825,092	12,025,782
MTN Group, Ltd.	1,667,973	12,641,542
Naspers, Ltd. — N	69,648	16,908,962

		61,889,926

Egypt — 0.8%
Commercial International Bank Egypt SAE	3,078,017	13,604,485

Total AFRICA		75,494,411

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)

MIDDLE EAST — 0.9%
Israel — 0.8%
Nice, Ltd. — SP ADR**	95,109	$13,029,933
United Arab Emirates — 0.1%
Network International Holdings PLC[1]**	215,007	1,619,181

Total MIDDLE EAST		14,649,114

Total EQUITY SECURITIES (Cost $1,226,097,441)		1,571,105,289

TOTAL INVESTMENTS (COST $1,226,097,441)	93.2%	$1,571,105,289
Other Assets In Excess Of Liabilities	6.8%	114,897,592

Net Assets	100.0%	$1,686,002,881

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2019, these securities amounted to $26,863,772 or 1.6% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

SP PREF ADR — Sponsored Preferred American Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	59.8%
South America	10.9%
Eastern Europe	7.0%
Western Europe	4.9%
North America	4.6%
Africa	4.5%
Middle East	0.9%
Japan	0.6%

Top Ten Holdings*

Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	4.3%
Tencent Holdings, Ltd.	4.0%
Alibaba Group Holding, Ltd. — SP ADR	3.6%
Samsung Electronics Co., Ltd.	3.1%
HDFC Bank, Ltd. — ADR	2.7%
Ping An Insurance Group Co. of China, Ltd. — H	2.5%
ICICI Bank, Ltd. — SP ADR	2.2%
CP ALL PCL — NVDR	1.8%
Industrial & Commercial Bank of China, Ltd. — H	1.8%
Lojas Renner SA	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2019

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Industry	Percent of Net Assets
Automobiles	0.7%
Beverages	3.0%
Biotechnology	0.4%
Capital Markets	2.2%
Chemicals	1.6%
Commercial Banks	19.6%
Commercial Services & Supplies	0.9%
Computers & Peripherals	3.0%
Diversified Consumer Services	1.3%
Diversified Telecommunication Services	1.8%
Electric Utilities	0.6%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	2.1%
Food & Staples Retailing	5.2%
Food Products	2.9%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	1.6%
Information Technology Services	2.4%
Insurance	4.5%
Interactive Media & Services	4.3%

Industry	Percent of Net Assets
Internet & Catalog Retail	6.1%
Leisure Equipment & Products	0.6%
Life Sciences Tools & Services	0.6%
Machinery	1.3%
Metals & Mining	1.0%
Multiline Retail	2.5%
Oil, Gas & Consumable Fuels	4.6%
Personal Products	1.2%
Pharmaceuticals	0.5%
Real Estate Management & Development	0.9%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	4.3%
Software	1.2%
Textiles, Apparel & Luxury Goods	4.1%
Thrifts & Mortgage Finance	0.9%
Transportation Infrastructure	1.1%
Wireless Telecommunication Services	1.5%
Other Assets in Excess of Liabilities	6.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership

Average Annual Total Returns as of 6/30/19	1 Year	3 Years	5 Years	Since Inception (8/22/11 - 6/30/19)	10 Years
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	–2.11%	4.00%	–0.81%	3.63%	7.10%
MSCI Emerging Markets Small Cap Index-N2	–5.12%	5.46%	0.53%	2.25%	5.86%
MSCI Emerging Markets Small Cap Growth Index-N3	–8.33%	2.54%	–1.33%	1.28%	4.59%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods presented above reflect fee waivers and/or reimbursements, if applicable, without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in global emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Small Cap Growth Index-Net (MSCI Emerging Markets Small Cap Growth Index-N) is a subset of the MSCI Emerging Markets Small Cap Index and includes only the MSCI Emerging Markets Small Cap Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.7%

FAR EAST — 64.0%
China — 23.3%
3SBio, Inc.[1]	166,000	$285,177
Ausnutria Dairy Corp., Ltd.	241,000	480,044
Baozun, Inc. — SP ADR**	13,065	651,421
Bosideng International Holdings, Ltd.	2,130,000	591,689
China Conch Venture Holdings, Ltd.	256,000	904,490
China Resources Cement Holdings, Ltd.	906,914	878,853
CIMC Enric Holdings, Ltd.	764,000	616,153
Country Garden Services Holdings Co., Ltd.	336,000	776,804
GDS Holdings, Ltd. — ADR**	8,851	332,532
Hangzhou Tigermed Consulting Co., Ltd. — A	30,632	343,859
Hua Hong Semiconductor, Ltd.[1]	291,000	563,248
Jiangsu Hengli Hydraulic Co., Ltd. — A	169,320	773,592
Kingdee International Software Group Co., Ltd.	507,966	549,472
Li Ning Co., Ltd.	776,810	1,831,719
Midea Real Estate Holding, Ltd.[1]	224,400	574,523
Sany Heavy Equipment International Holdings Co., Ltd.	1,180,725	426,238
Times China Holdings, Ltd.	363,000	726,771
Toly Bread Co., Ltd. — A	194,980	1,182,377
Yihai International Holding, Ltd.	115,157	597,772
Zhejiang Supor Co., Ltd. — A	40,390	445,929
Zoomlion Heavy Industry Science and Technology Co., Ltd. — H	903,400	593,269

		14,125,932

India — 14.5%
Aarti Industries	27,048	696,718
ACC, Ltd.	13,873	313,958
Cholamandalam Investment and Finance Co., Ltd.	133,295	551,602
Godrej Properties, Ltd.**	63,787	926,206
ICICI Lombard General Insurance Co., Ltd.[1]	40,481	652,452
Indraprastha Gas, Ltd.	148,951	678,968
Info Edge India, Ltd.	21,311	693,767
Ipca Laboratories, Ltd.	22,959	305,250
L&T Technology Services, Ltd.[1]	26,477	669,582
Oberoi Realty, Ltd.**	70,482	620,403
PI Industries, Ltd.	38,082	647,219
RBL Bank, Ltd.[1]	32,808	303,543

	Number of Shares	Value (Note A)
The Indian Hotels Co., Ltd.	211,435	$482,584
Voltas, Ltd.	131,741	1,227,948

		8,770,200

Taiwan — 6.9%
Accton Technology Corp.	150,000	635,071
Chailease Holding Co., Ltd.	157,000	649,544
Eclat Textile Co., Ltd.	22,672	290,522
Parade Technologies, Ltd.	36,584	621,915
Realtek Semiconductor Corp.	81,000	595,905
Sunny Friend Environmental Technology Co., Ltd.	89,000	792,302
TCI Co., Ltd.	20,900	287,329
Voltronic Power Technology Corp.	15,000	326,953

		4,199,541

Indonesia — 5.0%
PT Ace Hardware Indonesia Tbk	4,730,600	606,079
PT Bank Tabungan Pensiunan Nasional Syariah Tbk**	4,583,100	1,119,214
PT Indocement Tunggal Prakarsa Tbk	227,900	322,633
PT Pakuwon Jati Tbk	11,810,200	610,260
PT Summarecon Agung Tbk	4,081,500	352,464

		3,010,650

Thailand — 4.5%
CPN Retail Growth Leasehold REIT	610,600	607,265
Land & Houses PCL — NVDR	2,084,200	754,369
Tisco Financial Group PCL — NVDR	200,100	610,071
WHA Corp PCL — NVDR	5,107,200	789,374

		2,761,079

Singapore — 2.8%
Keppel DC REIT	374,200	461,873
Sea, Ltd. — ADR**	37,991	1,262,061

		1,723,934

Vietnam — 2.6%
Bank for Foreign Trade of Vietnam JSC	293,940	889,198
FPT Corp.	311,608	699,630

		1,588,828

South Korea — 1.7%
Fila Korea, Ltd.	10,745	713,759
Koh Young Technology, Inc.	4,234	304,720

		1,018,479

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Philippines — 1.1%
Megaworld Corp.	5,479,900	$652,433
Cambodia — 1.0%
NagaCorp, Ltd.	520,403	640,203
Bangladesh — 0.6%
BRAC Bank, Ltd.**	435,152	342,364

Total FAR EAST		38,833,643

SOUTH AMERICA — 9.9%
Brazil — 8.8%
Arco Platform, Ltd. — A**	19,670	861,153
Azul SA — ADR**	8,428	281,832
Banco Inter SA — Pref.[1]	19,100	304,062
BK Brasil Operacao e Assessoria a Restaurantes SA	57,800	333,408
Construtora Tenda SA	51,585	320,664
Energisa SA	35,600	426,464
Linx SA	39,600	365,377
Lojas Renner SA	62,370	763,393
Metalurgica Gerdau SA — Pref.	186,447	349,107
Notre Dame Intermedica Participacoes SA	52,815	550,301
Odontoprev SA	67,600	321,456
Rumo SA**	78,800	426,839

		5,304,056

Argentina — 1.1%
Globant SA**	6,661	673,094

Total SOUTH AMERICA		5,977,150

EUROPE — 9.4%
Poland — 3.1%
CD Projekt SA	18,469	1,065,010
Dino Polska SA1**	22,488	788,419

		1,853,429

Russia — 3.0%
Globaltrans Investment PLC — SP GDR	33,288	309,578
TCS Group Holding PLC — GDR	75,873	1,487,111

		1,796,689

United Kingdom — 1.3%
KAZ Minerals PLC	101,826	780,800
Greece — 1.0%
JUMBO SA	32,661	631,360
Czech Republic — 1.0%
Moneta Money Bank AS1	179,572	615,147

Total EUROPE		5,677,425

MIDDLE EAST — 4.0%
Saudi Arabia — 2.4%
Leejam Sports Co. JSC	45,590	908,068
United International Transportation Co.	61,077	538,242

		1,446,310

	Number of Shares	Value (Note A)
United Arab Emirates — 1.6%
Network International Holdings PLC[1]**	133,266	$1,003,603

Total MIDDLE EAST		2,449,913

AFRICA — 3.4%
South Africa — 3.4%
Clicks Group, Ltd.	85,254	1,242,584
Kumba Iron Ore, Ltd.	14,604	517,781
The Foschini Group, Ltd.	25,002	320,047

Total AFRICA		2,080,412

NORTH AMERICA — 2.5%
Canada — 1.6%
B2Gold Corp.**	311,935	948,037
Mexico — 0.9%
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	11,755	574,584

Total NORTH AMERICA		1,522,621

CENTRAL AMERICA — 1.5%
Panama — 1.5%
Copa Holdings SA — A	9,213	898,912

Total CENTRAL AMERICA		898,912

Total EQUITY SECURITIES (Cost $48,371,656)		57,440,076

TOTAL INVESTMENTS (COST $48,371,656)	94.7%	$57,440,076
Other Assets In Excess Of Liabilities	5.3%	3,208,801

Net Assets	100.0%	$60,648,877

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2019, these securities amounted to $5,759,756 or 9.5% of net assets. These 144A securities have not been deemed illiquid, unless otherwise noted.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	64.0%
South America	9.9%
Eastern Europe	7.1%
Middle East	4.0%
Africa	3.4%
North America	2.5%
Western Europe	2.3%
Central America	1.5%

Top Ten Holdings*

Li Ning Co., Ltd.	3.0%
TCS Group Holding PLC — GDR	2.5%
Sea, Ltd. — ADR	2.1%
Clicks Group, Ltd.	2.0%
Voltas, Ltd.	2.0%
Toly Bread Co., Ltd. — A	2.0%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	1.8%
CD Projekt SA	1.8%
Network International Holdings PLC	1.7%
B2Gold Corp.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2019

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Industry	Percent of Net Assets
Airlines	1.5%
Biotechnology	0.5%
Chemicals	2.2%
Commercial Banks	9.3%
Commercial Services & Supplies	2.6%
Communications Equipment	1.0%
Construction & Engineering	2.0%
Construction Materials	2.5%
Consumer Finance	0.9%
Diversified Consumer Services	1.4%
Diversified Financial Services	1.1%
Electric Utilities	0.7%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	3.8%
Food & Staples Retailing	3.3%
Food Products	3.7%
Gas Utilities	1.1%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	3.9%
Household Durables	1.3%
Information Technology Services	2.2%

Industry	Percent of Net Assets
Insurance	1.1%
Interactive Media & Services	1.1%
Internet & Catalog Retail	1.1%
Life Sciences Tools & Services	0.6%
Machinery	5.5%
Media	0.5%
Metals & Mining	4.3%
Multiline Retail	1.3%
Personal Products	0.5%
Pharmaceuticals	0.5%
Professional Services	1.1%
Real Estate Investment Trust	1.8%
Real Estate Management & Development	9.9%
Road & Rail	2.1%
Semiconductors & Semiconductor Equipment	3.4%
Software	2.6%
Specialty Retail	2.6%
Textiles, Apparel & Luxury Goods	5.7%
Transportation Infrastructure	0.9%
Other Assets in Excess of Liabilities	5.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/19	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)[1]	–5.11%	9.59%	5.61%	11.37%
MSCI AC World ex USA Small Cap Growth Index-N2	–6.37%	7.63%	3.53%	8.79%

[1]	The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.3%

EUROPE — 54.9%
United Kingdom — 15.8%
Ashmore Group PLC	249,785	$1,616,213
Aveva Group PLC	73,952	3,796,071
Balfour Beatty PLC	1,044,477	3,209,980
Clinigen Group PLC	223,467	2,857,794
Croda International PLC	59,322	3,857,214
Endava PLC — SP ADR**	61,626	2,479,830
Greggs PLC	49,630	1,448,379
Intermediate Capital Group PLC	98,208	1,722,378
Oxford Biomedica PLC**	123,540	1,084,111
Rentokil Initial PLC	643,949	3,250,698
Serco Group PLC**	1,719,547	3,144,594
Spirax-Sarco Engineering PLC	25,116	2,929,663
Stock Spirits Group PLC	484,052	1,355,466
Subsea 7 SA	148,478	1,786,690
The Weir Group PLC	200,428	3,936,374
Vesuvius PLC	294,295	2,048,102

		40,523,557

Italy — 6.6%
Amplifon SpA	106,156	2,481,798
Autogrill SpA	202,316	2,119,944
Davide Campari-Milano SpA	252,887	2,477,311
DiaSorin SpA	19,818	2,300,829
Leonardo SpA	385,074	4,880,036
Piaggio & C SpA	943,616	2,770,450

		17,030,368

Germany — 5.6%
MTU Aero Engines AG	5,607	1,335,713
Puma SE	75,640	5,044,502
Rheinmetall AG	10,531	1,289,087
Scout24 AG1	78,514	4,171,081
TAG Immobilien AG	112,456	2,598,394

		14,438,777

Netherlands — 4.3%
Argenx SE**	22,164	3,104,971
BE Semiconductor Industries NV	80,259	2,066,184
OCI NV**	109,615	3,008,888
QIAGEN NV**	69,986	2,840,249

		11,020,292

France — 4.2%
Edenred	56,058	2,859,536
JCDecaux SA	61,743	1,870,340
Teleperformance	13,878	2,780,555
Ubisoft Entertainment SA**	20,085	1,572,213
Virbac SA**	9,488	1,814,677

		10,897,321

	Number of Shares	Value (Note A)
Denmark — 3.2%
Ascendis Pharma AS — ADR**	10,611	$1,221,857
GN Store Nord AS	51,916	2,422,533
Netcompany Group AS1**	71,321	2,872,767
Royal Unibrew AS	24,962	1,821,530

		8,338,687

Spain — 3.1%
Cellnex Telecom SA1	118,212	4,373,991
Masmovil Ibercom SA**	159,524	3,555,337

		7,929,328

Switzerland — 2.4%
Galenica AG1	44,684	2,242,897
Tecan Group AG	14,948	3,877,109

		6,120,006

Sweden — 2.1%
Elekta AB — B	190,540	2,763,873
Tele2 AB — B	182,397	2,661,468

		5,425,341

Finland — 1.4%
Huhtamaki OYJ	84,778	3,485,863
Russia — 1.2%
Globaltrans Investment PLC — SP GDR	132,455	1,231,832
X5 Retail Group NV — GDR	53,191	1,823,919

		3,055,751

Luxembourg — 1.1%
B&M European Value Retail SA	273,286	1,156,753
Befesa SA1	43,276	1,722,320

		2,879,073

Turkey — 1.1%
Pegasus Hava Tasimaciligi AS**	360,938	2,842,375
Belgium — 1.1%
Barco NV	13,339	2,809,073
Austria — 0.9%
ams AG**	56,307	2,207,405
Poland — 0.8%
Dino Polska SA1**	55,702	1,952,886

Total EUROPE		140,956,103

FAR EAST — 23.9%
Japan — 16.5%
Adastria Co., Ltd.	57,159	1,223,605
Hitachi High-Technologies Corp.	65,285	3,354,625
Kobe Bussan Co., Ltd.	53,310	2,586,016
M&A Capital Partners Co., Ltd.**	59,678	3,221,500
Minebea Mitsumi, Inc.	120,554	2,040,635
NET One Systems Co., Ltd.	132,452	3,642,538
Nichias Corp.	68,730	1,234,801

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Nihon Unisys, Ltd.	67,318	$2,257,149
PALTAC Corp.	37,416	2,054,470
SCSK Corp.	50,885	2,501,419
SG Holdings Co., Ltd.	77,057	2,183,454
Shimadzu Corp.	109,023	2,671,602
Sugi Holdings Co., Ltd.	27,252	1,286,581
TechnoPro Holdings, Inc.	63,311	3,358,892
THK Co., Ltd.	49,100	1,172,680
Tokyo Tatemono Co., Ltd.	267,941	2,974,775
United Arrows, Ltd.	68,648	2,142,564
Yokogawa Electric Corp.	119,249	2,335,982

		42,243,288

China — 2.8%
CIMC Enric Holdings, Ltd.	1,846,969	1,489,548
Li Ning Co., Ltd.	1,822,376	4,297,165
Zhuzhou CRRC Times Electric Co., Ltd. — H	243,484	1,282,610

		7,069,323

Taiwan — 2.3%
Eclat Textile Co., Ltd.	91,445	1,171,787
Giant Manufacturing Co., Ltd.	456,004	3,567,635
Hiwin Technologies Corp.	150,818	1,262,502

		6,001,924

Australia — 1.5%
Megaport, Ltd.**	365,670	1,676,373
NEXTDC, Ltd.**	480,852	2,190,908

		3,867,281

South Korea — 0.8%
Douzone Bizon Co., Ltd.	29,892	1,610,256
Koh Young Technology, Inc.	7,404	532,865

		2,143,121

Total FAR EAST		61,324,937

NORTH AMERICA — 10.4%
Canada — 10.0%
Aritzia, Inc.**	124,970	1,601,311
CAE, Inc.	95,549	2,569,035
CCL Industries, Inc. — B	77,882	3,819,314
Empire Co., Ltd. — A	153,668	3,870,009
Entertainment One, Ltd.	264,307	1,332,561
Kinaxis, Inc.**	60,383	3,765,782
Morneau Shepell, Inc.	138,974	3,138,071
Parkland Fuel Corp.	132,673	4,209,509
TFI International, Inc.	42,855	1,296,891

		25,602,483

Mexico — 0.4%
Grupo Cementos de Chihuahua SAB de CV	216,431	1,187,601

Total NORTH AMERICA		26,790,084

	Number of Shares	Value (Note A)

SOUTH AMERICA — 3.2%
Brazil — 3.2%
BK Brasil Operacao e Assessoria a Restaurantes SA	519,876	$2,998,803
Rumo SA**	372,372	2,017,041
Sul America SA	331,993	3,247,349

Total SOUTH AMERICA		8,263,193

MIDDLE EAST — 3.1%
Israel — 2.3%
CyberArk Software, Ltd.**	19,683	2,516,275
Nice, Ltd. — SP ADR**	25,173	3,448,701

		5,964,976

United Arab Emirates — 0.8%
Network International Holdings PLC[1]**	262,788	1,979,011

Total MIDDLE EAST		7,943,987

AFRICA — 1.6%
South Africa — 1.6%
Clicks Group, Ltd.	156,191	2,276,496
Pick n Pay Stores, Ltd.	369,698	1,811,087

Total AFRICA		4,087,583

CENTRAL AMERICA — 1.2%
Panama — 1.2%
Copa Holdings SA — A	31,850	3,107,605

Total CENTRAL AMERICA		3,107,605

Total EQUITY SECURITIES (Cost $220,751,687)		252,473,492

TOTAL INVESTMENTS (COST $220,751,687)	98.3%	$252,473,492
Other Assets In Excess Of Liabilities	1.7%	4,454,620

Net Assets	100.0%	$256,928,112

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2019, these securities amounted to $19,314,953 or 7.5% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Regional Weightings*

Western Europe	51.8%
Japan	16.5%
North America	10.4%
Asia/Far East Ex-Japan	7.4%
South America	3.2%
Middle East	3.1%
Eastern Europe	3.1%
Africa	1.6%
Central America	1.2%

Top Ten Holdings*

Puma SE	2.0%
Leonardo SpA	1.9%
Cellnex Telecom SA	1.7%
Li Ning Co., Ltd.	1.7%
Parkland Fuel Corp.	1.6%
Scout24 AG	1.6%
The Weir Group PLC	1.5%
Tecan Group AG	1.5%
Empire Co., Ltd. — A	1.5%
Croda International PLC	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2019

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.4%
Air Freight & Logistics	0.9%
Airlines	2.3%
Automobiles	1.1%
Beverages	2.2%
Biotechnology	2.1%
Building Products	0.5%
Capital Markets	2.6%
Chemicals	2.7%
Commercial Services & Supplies	4.3%
Construction & Engineering	1.2%
Construction Materials	0.5%
Containers & Packaging	2.8%
Distributors	0.8%
Diversified Telecommunication Services	3.1%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	4.3%
Energy Equipment & Services	0.7%
Entertainment	1.1%
Food & Staples Retailing	6.1%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	1.8%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	2.6%
Industrial Conglomerates	0.5%
Information Technology Services	6.5%
Insurance	1.3%
Interactive Media & Services	1.6%
Leisure Equipment & Products	1.4%
Life Sciences Tools & Services	3.7%
Machinery	5.8%
Media	0.7%
Multiline Retail	0.5%
Oil, Gas & Consumable Fuels	1.6%
Pharmaceuticals	0.7%
Professional Services	3.6%
Real Estate Management & Development	2.2%
Road & Rail	1.8%
Semiconductors & Semiconductor Equipment	1.9%
Software	7.0%
Specialty Retail	1.3%
Textiles, Apparel & Luxury Goods	4.7%
Wireless Telecommunication Services	1.0%
Other Assets in Excess of Liabilities	1.7%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership

Average Annual Total Returns as of 6/30/19	1 Year	3 Years	5 Years	Since Inception (11/18/13 - 6/30/19)	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	8.93%	26.35%	16.28%	15.56%	18.35%
Russell Microcap® Growth Index[2]	–9.79%	9.82%	4.32%	5.32%	11.85%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods presented above reflect fee waivers and/or reimbursements, if applicable, without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)

EQUITY SECURITIES — 99.6%

HEALTH CARE — 34.7%
Biotechnology — 16.2%
Allakos, Inc.**	39,828	$1,725,747
Argenx SE — ADR**	35,490	5,024,674
ArQule, Inc.**	14,572	160,438
CareDx, Inc.**	135,999	4,894,604
Coherus Biosciences, Inc.**	99,650	2,202,265
Cytokinetics, Inc.**	301,024	3,386,520
Global Blood Therapeutics, Inc.**	38,656	2,033,306
Kura Oncology, Inc.**	75,827	1,493,034
Mirati Therapeutics, Inc.**	35,532	3,659,796
Natera, Inc.**	126,289	3,483,051
Orchard Therapeutics PLC — ADR**	144,663	2,023,835
Prevail Therapeutics, Inc.**	61,005	805,266
Principia Biopharma, Inc.**	39,404	1,307,819
Ra Pharmaceuticals, Inc.**	54,562	1,640,679
Sutro Biopharma, Inc.**	38,884	442,500
Turning Point Therapeutics, Inc.**	36,075	1,468,252
Twist Bioscience Corp.**	72,936	2,115,873
Veracyte, Inc.**	52,542	1,497,972
Vericel Corp.**	207,814	3,925,606
Y-mAbs Therapeutics, Inc.**	41,635	952,192

		44,243,429

Health Care Equipment & Supplies — 6.7%
BioLife Solutions, Inc.**	102,903	1,744,206
iRhythm Technologies, Inc.**	17,065	1,349,500
OrthoPediatrics Corp.**	107,254	4,182,906
SI-BONE, Inc.**	112,564	2,289,552
Tactile Systems Technology, Inc.**	35,764	2,035,687
Tandem Diabetes Care, Inc.**	82,747	5,338,836
Vapotherm, Inc.**	58,675	1,349,525

		18,290,212

Pharmaceuticals — 4.7%
MyoKardia, Inc.**	64,534	3,235,735
Odonate Therapeutics, Inc.**	79,655	2,922,542
Reata Pharmaceuticals, Inc. — A**	39,753	3,750,696
Tricida, Inc.**	73,447	2,898,219

		12,807,192

Life Sciences Tools & Services — 4.0%
Codexis, Inc.**	102,962	1,897,590
Fluidigm Corp.**	301,490	3,714,357
NeoGenomics, Inc.**	151,153	3,316,297
Personalis, Inc.**	72,589	1,970,791

		10,899,035

	Number of Shares	Value (Note A)
Health Care Technology — 2.0%
Inspire Medical Systems, Inc.**	88,967	$5,395,849
Health Care Providers & Services — 1.1%
PetIQ, Inc.**	44,490	1,466,390
R1 RCM, Inc.**	131,911	1,659,440

		3,125,830

Total HEALTH CARE		94,761,547

INFORMATION TECHNOLOGY — 19.3%
Software — 12.6%
Altair Engineering, Inc. — A**	38,656	1,561,316
Alteryx, Inc. — A**	34,106	3,721,647
Everbridge, Inc.**	67,775	6,060,441
Five9, Inc.**	40,962	2,100,941
Mimecast, Ltd.**	30,017	1,402,094
PROS Holdings, Inc.**	31,027	1,962,768
ShotSpotter, Inc.**	37,472	1,656,262
Smartsheet, Inc. — A**	88,144	4,266,170
Telaria, Inc.**	406,889	3,059,805
Tufin Software Technologies, Ltd.**	81,737	2,116,171
Upland Software, Inc.**	97,930	4,458,753
Zscaler, Inc.**	28,185	2,160,098

		34,526,466

Information Technology Services — 5.4%
Endava PLC — SP ADR**	127,722	5,139,533
Fastly, Inc.**	89,875	1,822,665
I3 Verticals, Inc. — A**	135,476	3,989,768
Paysign, Inc.**	196,345	2,625,133
Virtusa Corp.**	27,132	1,205,475

		14,782,574

Semiconductors & Semiconductor Equipment — 0.9%
Inphi Corp.**	46,353	2,322,285
Computers & Peripherals — 0.4%
Sonim Technologies, Inc.**	96,085	1,223,162

Total INFORMATION TECHNOLOGY		52,854,487

CONSUMER DISCRETIONARY — 16.1%
Household Durables — 4.6%
Century Communities, Inc.**	41,534	1,103,974
Installed Building Products, Inc.**	14,215	841,812
LGI Homes, Inc.**	44,689	3,192,135
Skyline Champion Corp.**	160,582	4,396,735
The Lovesac Co.**	102,317	3,178,989

		12,713,645

Hotels, Restaurants & Leisure — 3.5%
Century Casinos, Inc.**	164,907	1,599,598
Everi Holdings, Inc.**	175,004	2,087,798

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Lindblad Expeditions Holdings, Inc.**	130,128	$2,335,798
Wingstop, Inc.	36,150	3,425,213

		9,448,407

Specialty Retail — 2.0%
Boot Barn Holdings, Inc.**	121,452	4,328,549
Sonic Automotive, Inc.	46,222	1,079,284

		5,407,833

Diversified Consumer Services — 1.8%
Career Education Corp.**	95,187	1,815,216
K12, Inc.**	55,272	1,680,822
OneSpaWorld Holdings, Ltd.**	100,360	1,555,580

		5,051,618

Distributors — 1.1%
Funko, Inc. — A**	119,368	2,891,093
Automobiles — 0.9%
Winnebago Industries, Inc.	62,116	2,400,783
Leisure Equipment & Products — 0.8%
Malibu Boats, Inc. — A**	32,411	1,259,167
MasterCraft Boat Holdings, Inc.**	50,860	996,347

		2,255,514

Internet & Catalog Retail — 0.8%
The Rubicon Project, Inc.**	327,845	2,085,094
Auto Components — 0.6%
Stoneridge, Inc.**	54,450	1,717,897

Total CONSUMER DISCRETIONARY		43,971,884

INDUSTRIALS — 12.6%
Machinery — 3.7%
Columbus McKinnon Corp.	39,491	1,657,437
Energy Recovery, Inc.**	69,957	728,952
Harsco Corp.**	100,498	2,757,665
Kornit Digital, Ltd.**	74,759	2,366,870
LiqTech International, Inc.**	142,482	1,411,997
Luxfer Holdings PLC	45,512	1,115,954

		10,038,875

Aerospace & Defense — 2.4%
Kratos Defense & Security Solutions, Inc.**	124,980	2,860,792
Mercury Systems, Inc.**	51,421	3,617,467

		6,478,259

Airlines — 1.4%
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	254,123	2,383,674
Mesa Air Group, Inc.**	171,664	1,569,009

		3,952,683

	Number of Shares	Value (Note A)
Construction & Engineering — 1.4%
Argan, Inc.	46,422	$1,882,876
Concrete Pumping Holdings, Inc.**	118,622	607,345
NV5 Global, Inc.**	15,707	1,278,550

		3,768,771

Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc. — A**	50,598	2,005,199
Knoll, Inc.	43,768	1,005,789

		3,010,988

Professional Services — 1.0%
ICF International, Inc.	9,235	672,308
Willdan Group, Inc.**	52,516	1,956,221

		2,628,529

Electrical Equipment — 0.6%
Sunrun, Inc.**	83,432	1,565,184
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.**	61,268	1,494,939
Trading Companies & Distributors — 0.5%
Titan Machinery, Inc.**	68,679	1,413,414

Total INDUSTRIALS		34,351,642

FINANCIALS — 7.4%
Insurance — 4.8%
eHealth, Inc.**	50,909	4,383,265
Goosehead Insurance, Inc. — A	74,108	3,542,362
Kinsale Capital Group, Inc.	38,145	3,489,505
Palomar Holdings, Inc.**	64,385	1,547,815

		12,962,947

Thrifts & Mortgage Finance — 1.8%
Meta Financial Group, Inc.	75,953	2,130,482
NMI Holdings, Inc. — A**	98,329	2,791,560

		4,922,042

Commercial Banks — 0.8%
OFG Bancorp	94,701	2,251,043

Total FINANCIALS		20,136,032

CONSUMER STAPLES — 3.5%
Food Products — 1.7%
Freshpet, Inc.**	78,825	3,587,326
Village Farms International, Inc.**	102,093	1,167,944

		4,755,270

Personal Products — 1.0%
elf Beauty, Inc.**	199,798	2,817,152
Tobacco — 0.8%
Turning Point Brands, Inc.	41,822	2,048,442

Total CONSUMER STAPLES		9,620,864

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)

COMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 1.4%
Bandwidth, Inc. — A**	50,204	$3,766,304
Interactive Media & Services — 1.2%
QuinStreet, Inc.**	213,610	3,385,719
Media — 0.6%
Cardlytics, Inc.**	58,102	1,509,490

Total COMMUNICATION SERVICES		8,661,513

ENERGY — 1.6%
Energy Equipment & Services — 1.2%
Cactus, Inc. — A**	28,135	931,831
DMC Global, Inc.	21,341	1,351,952
Solaris Oilfield Infrastructure, Inc. — A	77,947	1,167,646

		3,451,429

Oil, Gas & Consumable Fuels — 0.4%
Brigham Minerals, Inc.**	51,171	1,098,130

Total ENERGY		4,549,559

	Number of Shares	Value (Note A)

MATERIALS — 1.2%
Metals & Mining — 1.2%
Materion Corp.	32,510	$2,204,503
Mayville Engineering Co, Inc.**	71,316	984,161

Total MATERIALS		3,188,664

Total EQUITY SECURITIES (Cost $189,674,180)		272,096,192

TOTAL INVESTMENTS (COST $189,674,180)	99.6%	$272,096,192
Other Assets In Excess Of Liabilities	0.4%	999,887

Net Assets	100.0%	$273,096,079

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Everbridge, Inc.	2.2%
Inspire Medical Systems, Inc.	2.0%
Tandem Diabetes Care, Inc.	2.0%
Endava PLC — SP ADR	1.9%
Argenx SE — ADR	1.8%
CareDx, Inc.	1.8%
Upland Software, Inc.	1.6%
Skyline Champion Corp.	1.6%
eHealth, Inc.	1.6%
Boot Barn Holdings, Inc.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2019

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	0.5%
Airlines	1.4%
Auto Components	0.6%
Automobiles	0.9%
Biotechnology	16.2%
Commercial Banks	0.8%
Commercial Services & Supplies	1.1%
Computers & Peripherals	0.4%
Construction & Engineering	1.4%
Distributors	1.1%
Diversified Consumer Services	1.8%
Diversified Telecommunication Services	1.4%
Electrical Equipment	0.6%
Energy Equipment & Services	1.2%
Food Products	1.7%
Health Care Equipment & Supplies	6.7%
Health Care Providers & Services	1.1%
Health Care Technology	2.0%
Hotels, Restaurants & Leisure	3.5%
Household Durables	4.6%

Industry	Percent of Net Assets
Information Technology Services	5.4%
Insurance	4.8%
Interactive Media & Services	1.2%
Internet & Catalog Retail	0.8%
Leisure Equipment & Products	0.8%
Life Sciences Tools & Services	4.0%
Machinery	3.7%
Media	0.6%
Metals & Mining	1.2%
Oil, Gas & Consumable Fuels	0.4%
Personal Products	1.0%
Pharmaceuticals	4.7%
Professional Services	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Software	12.6%
Specialty Retail	2.0%
Thrifts & Mortgage Finance	1.8%
Tobacco	0.8%
Trading Companies & Distributors	0.5%
Other Assets in Excess of Liabilities	0.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership

Average Annual Total Returns as of 6/30/19)	1 Year	Since Inception (8/21/17 - 6/30/19)	3 Years	5 Years	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	14.89%	30.33%	26.84%	16.12%	18.96%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	15.21%	30.68%	27.05%	16.24%	19.02%
Russell 2000® Growth Index[2]	–0.49%	12.90%	14.69%	8.63%	14.41%

[1]

The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns for the periods presented above reflect fee waivers and/or reimbursements, if applicable, without which performance would have been lower.

[2]

The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.8%

INFORMATION TECHNOLOGY — 28.0%
Software — 17.1%
Altair Engineering, Inc. — A**	23,216	$937,694
Alteryx, Inc. — A**	33,523	3,658,030
Anaplan, Inc.**	38,487	1,942,439
Coupa Software, Inc.**	20,277	2,567,271
Crowdstrike Holdings, Inc. — A**	16,797	1,147,067
Elastic NV**	14,531	1,084,884
Everbridge, Inc.**	40,714	3,640,646
Five9, Inc.**	31,125	1,596,401
Globant SA**	13,773	1,391,762
RingCentral, Inc. — A**	13,403	1,540,273
Smartsheet, Inc. — A**	57,017	2,759,623
The Trade Desk, Inc. — A**	10,291	2,344,084
Zoom Video Communications, Inc. — A**	11,685	1,037,511
Zscaler, Inc.**	49,132	3,765,476

		29,413,161

Information Technology Services — 7.4%
Endava PLC — SP ADR**	76,966	3,097,112
EPAM Systems, Inc.**	9,863	1,707,285
EVERTEC, Inc.	25,402	830,645
Evo Payments, Inc. — A**	26,484	835,040
KBR, Inc.	70,220	1,751,287
MongoDB, Inc.**	14,852	2,258,841
Twilio, Inc. — A**	16,535	2,254,547

		12,734,757

Semiconductors & Semiconductor Equipment — 1.9%
Inphi Corp.**	29,867	1,496,337
SolarEdge Technologies, Inc.**	29,044	1,814,088

		3,310,425

Electronic Equipment, Instruments & Components — 0.9%
Itron, Inc.**	25,591	1,601,229
Communications Equipment — 0.7%
Acacia Communications, Inc.**	24,982	1,178,151

Total INFORMATION TECHNOLOGY		48,237,723

HEALTH CARE — 24.8%
Biotechnology — 12.3%
Allakos, Inc.**	25,039	1,084,940
Argenx SE — ADR**	21,825	3,089,983
Ascendis Pharma AS — ADR**	15,353	1,767,898
Blueprint Medicines Corp.**	18,149	1,711,995
CareDx, Inc.**	67,059	2,413,453

	Number of Shares	Value (Note A)
Global Blood Therapeutics, Inc.**	17,111	$900,039
Insmed, Inc.**	25,307	647,859
Mirati Therapeutics, Inc.**	19,806	2,040,018
Orchard Therapeutics PLC — ADR**	79,375	1,110,456
Repligen Corp.**	12,551	1,078,758
Sarepta Therapeutics, Inc.**	17,690	2,687,996
Turning Point Therapeutics, Inc.**	22,459	914,081
Vericel Corp.**	94,786	1,790,507

		21,237,983

Health Care Equipment & Supplies — 4.3%
Glaukos Corp.**	16,243	1,224,722
iRhythm Technologies, Inc.**	10,143	802,108
SI-BONE, Inc.**	78,095	1,588,452
Tactile Systems Technology, Inc.**	16,803	956,427
Tandem Diabetes Care, Inc.**	43,044	2,777,199

		7,348,908

Health Care Technology — 2.9%
Inspire Medical Systems, Inc.**	50,721	3,076,229
Omnicell, Inc.**	23,211	1,996,842

		5,073,071

Pharmaceuticals — 2.6%
MyoKardia, Inc.**	40,863	2,048,871
Reata Pharmaceuticals, Inc. — A**	19,758	1,864,167
Tricida, Inc.**	12,016	474,151

		4,387,189

Life Sciences Tools & Services — 1.8%
Adaptive Biotechnologies, Corp.**	17,766	858,098
Fluidigm Corp.**	121,036	1,491,164
NeoGenomics, Inc.**	36,738	806,032

		3,155,294

Health Care Providers & Services — 0.9%
Guardant Health, Inc.**	18,002	1,554,113

Total HEALTH CARE		42,756,558

CONSUMER DISCRETIONARY — 20.1%
Household Durables — 4.7%
LGI Homes, Inc.**	27,369	1,954,968
Roku, Inc.**	21,991	1,991,945
Skyline Champion Corp.**	57,633	1,577,992
Tempur Sealy International, Inc.**	14,470	1,061,664
The Lovesac Co.**	35,087	1,090,153
TopBuild Corp.**	6,255	517,664

		8,194,386

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)
Specialty Retail — 3.8%
Boot Barn Holdings, Inc.**	52,621	$1,875,412
Carvana Co.**	16,749	1,048,320
Five Below, Inc.**	6,817	818,176
Lithia Motors, Inc.	12,114	1,438,901
Monro, Inc.	17,014	1,451,294

		6,632,103

Diversified Consumer Services — 3.8%
Bright Horizons Family Solutions, Inc.**	6,829	1,030,291
Chegg, Inc.**	40,784	1,573,855
Grand Canyon Education, Inc.**	14,778	1,729,322
Strategic Education, Inc.	12,028	2,140,984

		6,474,452

Hotels, Restaurants & Leisure — 3.7%
Eldorado Resorts, Inc.**	28,839	1,328,613
Planet Fitness, Inc. — A**	29,258	2,119,450
SeaWorld Entertainment, Inc.**	25,039	776,209
Wingstop, Inc.	22,019	2,086,300

		6,310,572

Auto Components — 1.5%
Fox Factory Holding Corp.**	30,514	2,517,710
Internet & Catalog Retail — 0.8%
Etsy, Inc.**	22,372	1,372,970
Leisure Equipment & Products — 0.6%
YETI Holdings, Inc.**	36,689	1,062,147
Distributors — 0.6%
Pool Corp.	5,298	1,011,918
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.**	5,643	992,999

Total CONSUMER DISCRETIONARY		34,569,257

INDUSTRIALS — 16.5%
Machinery — 4.1%
Albany International, Corp.	10,852	899,739
Chart Industries, Inc.**	10,164	781,408
Harsco Corp.**	61,131	1,677,435
John Bean Technologies Corp.	19,894	2,409,760
Woodward, Inc.	11,793	1,334,496

		7,102,838

Aerospace & Defense — 3.8%
Axon Enterprise, Inc.**	31,702	2,035,585
Kratos Defense & Security Solutions, Inc.**	61,168	1,400,136
Mercury Systems, Inc.**	30,477	2,144,057
Parsons Corp.**	27,864	1,027,067

		6,606,845

Professional Services — 3.0%
Exponent, Inc.	19,803	1,159,268
FTI Consulting, Inc.**	30,732	2,576,571

	Number of Shares	Value (Note A)
TriNet Group, Inc.**	20,833	$1,412,477

		5,148,316

Commercial Services & Supplies — 2.6%
Herman Miller, Inc.	21,153	945,539
Tetra Tech, Inc.	21,591	1,695,973
The Brink’s Co.	22,685	1,841,568

		4,483,080

Construction & Engineering — 1.1%
Arcosa, Inc.	50,411	1,896,966
Building Products — 0.8%
Armstrong World Industries, Inc.	13,547	1,316,768
Airlines — 0.6%
Copa Holdings SA — A	10,567	1,031,022
Electrical Equipment — 0.5%
Generac Holdings, Inc.**	13,221	917,670

Total INDUSTRIALS		28,503,505

FINANCIALS — 4.8%
Real Estate Investment Trust — 1.9%
Americold Realty Trust	58,118	1,884,186
Rexford Industrial Realty, Inc.	35,392	1,428,775

		3,312,961

Insurance — 1.9%
eHealth, Inc.**	25,201	2,169,806
Kinsale Capital Group, Inc.	10,908	997,864

		3,167,670

Commercial Banks — 0.5%
First BanCorp	83,154	918,020
Thrifts & Mortgage Finance — 0.5%
LendingTree, Inc.**	2,079	873,242

Total FINANCIALS		8,271,893

CONSUMER STAPLES — 2.7%
Food Products — 2.2%
Freshpet, Inc.**	43,674	1,987,604
The Simply Good Foods Co.**	72,414	1,743,729

		3,731,333

Food & Staples Retailing — 0.5%
Grocery Outlet Holding, Corp.**	28,492	936,817

Total CONSUMER STAPLES		4,668,150

MATERIALS — 1.1%
Chemicals — 1.1%
Ingevity Corp.**	18,812	1,978,458

Total MATERIALS		1,978,458

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Number of Shares	Value (Note A)

ENERGY — 1.0%
Oil, Gas & Consumable Fuels — 0.6%
Scorpio Tankers, Inc.	37,301	$1,101,126
Energy Equipment & Services — 0.4%
Cactus, Inc. — A**	17,948	594,438

Total ENERGY		1,695,564

COMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc. — A**	18,441	1,383,444

Total COMMUNICATION SERVICES		1,383,444

Total EQUITY SECURITIES (Cost $129,206,276)		172,064,552

TOTAL INVESTMENTS (COST $129,206,276)	99.8%	$172,064,552
Other Assets In Excess Of Liabilities	0.2%	354,911

Net Assets	100.0%	$172,419,463

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Zscaler, Inc.	2.2%
Alteryx, Inc. — A	2.1%
Everbridge, Inc.	2.1%
Endava PLC — SP ADR	1.8%
Argenx SE — ADR	1.8%
Inspire Medical Systems, Inc.	1.8%
Tandem Diabetes Care, Inc.	1.6%
Smartsheet, Inc. — A	1.6%
Sarepta Therapeutics, Inc.	1.6%
FTI Consulting, Inc.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2019

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2019 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.8%
Airlines	0.6%
Auto Components	1.5%
Biotechnology	12.3%
Building Products	0.8%
Chemicals	1.1%
Commercial Banks	0.5%
Commercial Services & Supplies	2.6%
Communications Equipment	0.7%
Construction & Engineering	1.1%
Distributors	0.6%
Diversified Consumer Services	3.8%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	0.4%
Food & Staples Retailing	0.5%
Food Products	2.2%
Health Care Equipment & Supplies	4.3%
Health Care Providers & Services	0.9%

Industry	Percent of Net Assets
Health Care Technology	2.9%
Hotels, Restaurants & Leisure	3.7%
Household Durables	4.7%
Information Technology Services	7.4%
Insurance	1.9%
Internet & Catalog Retail	0.8%
Leisure Equipment & Products	0.6%
Life Sciences Tools & Services	1.8%
Machinery	4.1%
Oil, Gas & Consumable Fuels	0.6%
Pharmaceuticals	2.6%
Professional Services	3.0%
Real Estate Investment Trust	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Software	17.1%
Specialty Retail	3.8%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.5%
Other Assets in Excess of Liabilities	0.2%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,226,097,441	$48,371,656

Investments, at fair value	$1,571,105,289	$57,440,076
Foreign currency, at fair value*	10,193,435	670,265
Cash and cash equivalents	100,289,561	2,453,537
Receivables:
Dividends	6,503,332	255,659
Investment securities sold	18,753,458	863,776
Fund shares sold	725,193	20,000
Foreign taxes	650,044	664,813
Net unrealized appreciation on unsettled foreign currency transactions	—	900
Prepaid expenses	31,001	8,107

TOTAL ASSETS	1,708,251,313	62,377,133

LIABILITIES:
Payables:
Investment securities purchased	18,562,471	1,180,360
Fund shares redeemed	2,042,346	367,063
Net unrealized depreciation on unsettled foreign currency transactions	10,604	—
Foreign currency*	—	—
Due to affiliates	1,449,239	28,666
Audit and tax fees	30,324	28,842
Accrued expenses	153,448	123,325

TOTAL LIABILITIES	22,248,432	1,728,256

NET ASSETS	$1,686,002,881	$60,648,877

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2019:
Paid-in capital	$1,373,310,603	$102,148,187
Total distributable earnings (deficit)	312,692,278	(41,499,310)

NET ASSETS	$1,686,002,881	$60,648,877

NET ASSETS	—	$60,648,877
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	4,676,004
NET ASSET VALUE	—	$12.97
INVESTOR CLASS SHARES:
NET ASSETS	$843,796,262	—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	23,059,083	—
NET ASSET VALUE	$36.59	—
INSTITUTIONAL CLASS SHARES:
NET ASSETS	$842,206,619	—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	23,026,260	—
NET ASSET VALUE	$36.58	—

*	The cost of foreign currency was $10,226,514, $669,586, ($54,861), $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund

$220,751,687	$189,674,180	$129,206,276

$252,473,492	$272,096,192	$172,064,552
—	—	—
8,365,810	379,658	1,937,165

977,249	33,846	31,564
2,502,669	5,243,784	1,685,187
27,475	2,356	132,943
—	—	—
791	—	—
—	10,640	28,552

264,347,486	277,766,476	175,879,963

3,955,339	3,866,434	2,741,596
3,108,572	506,426	574,430
—	—	—
54,834	—	—
209,781	271,511	80,442
24,513	23,625	25,363
66,335	2,401	38,669

7,419,374	4,670,397	3,460,500

$256,928,112	$273,096,079	$172,419,463

$228,471,017	$171,476,486	$135,735,203
28,457,095	101,619,593	36,684,260

$256,928,112	$273,096,079	$172,419,463

$256,928,112	$273,096,079	—
27,072,017	19,173,566	—
$9.49	$14.24	—

—	—	$10,600,419
—	—	678,153
—	—	$15.63

—	—	$161,819,044
—	—	10,301,508
—	—	$15.71

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2019 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$16,406,068	$744,315

Total income	16,406,068	744,315

Expenses:
Investment advisory fee	8,195,147	425,135
Administration fee	419,987	71,637
Professional fees	148,177	16,083
Audit and tax fees	40,106	42,773
Federal and state registration fees	49,289	11,797
Custodian fees	182,548	35,403
Transfer agent fees	203,104	31,666
Trustees’ fees	95,728	24,263
Chief compliance officer fees	9,947	9,947
Reports to shareholders	63,367	14,670
Interest expense	—	4,169
Shareholder services fees (Investor Class)	764,784	—
Miscellaneous	54,224	17,896

Total expenses	10,226,408	705,439

Investment advisory fees recaptured (waived)	—	(165,229)
Transfer agent fees waived	—	—
Fees paid indirectly	(53,690)	(3,376)

Net expenses	10,172,718	536,834

Net investment income (loss)	6,233,350	207,481

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) from security transactions	36,410,509	4,780,011
Net realized foreign exchange gain (loss)	(536,747)	(85,019)
Net change in unrealized foreign exchange gain (loss)	302	(10,550)
Net change in unrealized appreciation (depreciation) on investments	178,892,164	9,313,366

Net realized and unrealized gain (loss) on investment transactions	214,766,228	13,997,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,999,578	$14,205,289

*	Dividends are net of $2,018,913, $74,224, $279,852, $663 and $0 non-reclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2019 (unaudited)

Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund

$3,377,487	$163,161	$168,017

3,377,487	163,161	168,017

1,258,711	1,521,801	470,453
129,255	113,528	84,869
30,757	30,204	21,757
29,645	23,739	23,408
11,904	12,121	22,507
23,734	20,029	11,849
25,387	29,532	39,173
30,892	30,864	24,913
9,947	9,947	9,947
9,322	14,464	7,152
—	—	—
—	—	6,075
20,270	21,367	15,364

1,579,824	1,827,596	737,467

—	—	28,671
—	—	(10,500)
(7,818)	(50,539)	(21,537)

1,572,006	1,777,057	734,101

1,805,481	(1,613,896)	(566,084)

2,109,670	32,958,460	5,016,161
(71,389)	—	—
8,360	—	—
33,916,801	29,229,340	39,880,249

35,963,442	62,187,800	44,896,410

$37,768,923	$60,573,904	$44,330,326

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,233,350	$13,091,970	$207,481	$(651,909)
Net realized gain (loss) on investment transactions	35,873,762	(44,556,639)	4,694,992	(7,135,511)
Net change in unrealized gain (loss) on investment transactions	178,892,466	(260,680,098)	9,302,816	(45,204,627)

Net increase (decrease) in net assets resulting from operations	220,999,578	(292,144,767)	14,205,289	(52,992,047)

Distributions from distributable earnings to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	(33,373,513)	—	—
Institutional Class Shares	—	(29,571,288)	—	—

Total distribution to shareholders	—	(62,944,801)	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	8,068,247	46,460,249
Investor Class Shares	56,385,115	248,502,111	—	—
Institutional Class Shares	136,828,563	435,408,153	—	—
Reinvestment of distributions:
Fund	—	—	—	—
Investor Class Shares	—	32,164,851	—	—
Institutional Class Shares	—	25,064,735	—	—
Cost of shares redeemed:
Fund	—	—	(51,295,660)	(174,964,581)
Investor Class Shares	(120,430,422)	(560,155,804)	—	—
Institutional Class Shares	(53,967,608)	(159,370,078)	—	—
Redemption fees:
Fund	—	—	17,871	3,515
Investor Class Shares	46,642	47,011	—	—
Institutional Class Shares	39,808	29,188	—	—

Net increase (decrease) in net assets derived from capital share transactions	18,902,098	21,690,167	(43,209,542)	(128,500,817)

Total increase (decrease) in net assets	239,901,676	(333,399,401)	(29,004,253)	(181,492,864)

NET ASSETS:

Beginning of period	$1,446,101,205	$1,779,500,606	$89,653,130	$271,145,994

End of period	$1,686,002,881	$1,446,101,205	$60,648,877	$89,653,130

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018

$1,805,481	$(647,474)	$(1,613,896)	$(4,596,602)	$(566,084)	$(600,193)
2,038,281	14,971,674	32,958,460	57,475,280	5,016,161	(9,010,176)
33,925,161	(62,120,561)	29,229,340	(31,956,231)	39,880,249	(6,057,156)

37,768,923	(47,796,361)	60,573,904	20,922,447	44,330,326	(15,667,525)

—	(30,824,444)	—	(72,862,388)	—	—
—	—	—	—	—	(209,521)
—	—	—	—	—	(3,384,429)

—	(30,824,444)	—	(72,862,388)	—	(3,593,950)

20,199,601	75,278,152	32,883,013	114,618,353	—	—
—	—	—	—	4,061,498	11,673,140
—	—	—	—	29,908,840	108,943,026

—	28,587,722	—	65,764,404	—	—
—	—	—	—	—	209,521
—	—	—	—	—	3,384,429

(19,471,032)	(132,180,063)	(84,967,910)	(186,474,543)	—	—
—	—	—	—	(3,331,549)	(3,748,523)
—	—	—	—	(33,492,411)	(10,289,299)

133	4,036	227	105,720	—	—
—	—	—	—	527	2,471
—	—	—	—	9,035	44,745

728,702	(28,310,153)	(52,084,670)	(5,986,066)	(2,844,060)	110,219,510

38,497,625	(106,930,958)	8,489,234	(57,926,007)	41,486,266	90,958,035

$218,430,487	$325,361,445	$264,606,845	$322,532,852	$130,933,197	$39,975,162

$256,928,112	$218,430,487	$273,096,079	$264,606,845	$172,419,463	$130,933,197

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014

Net asset value, beginning of period	$31.80		$39.64	$27.98	$26.52	$29.63	$32.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	0.12	^	0.26 ^	0.11 ^	0.03	0.06	0.04

Net realized and unrealized gain (loss)	4.67		(6.73)	11.78	1.54	(3.17)	(1.99)

Total income (loss) from investment operations	4.79		(6.47)	11.89	1.57	(3.11)	(1.95)

LESS DISTRIBUTIONS:

Dividends from net investment income	—		(0.16)	(0.23)	(0.11)	—	—

Distributions from capital gains	—		(1.21)	—	—	—	(0.95)

Total distributions	—		(1.37)	(0.23)	(0.11)	—	(0.95)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$36.59		$31.80	$39.64	$27.98	$26.52	$29.63

Total Return	15.10	%**	(16.26)%	42.52%	5.88%	(10.49)%	(5.96)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$843,796		$791,656	$1,266,365	$1,335,873	$1,362,421	$1,701,219

Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.37	%*	1.38%	1.54%	1.65%	1.65%	1.65%

Ratio of net expenses to average net assets	1.37	%*#	1.37%#	1.53%#	1.63%#	1.64%#	1.63%#

Ratio of net investment income (loss) to average net assets	0.70	%*#	0.69%#	0.33%#	0.11%#	0.22%#	0.11%#

Portfolio turnover	89	%**	218%	176%	232%	257%	289%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018	For the period July 17, 2017 through December 31, 2017

Net asset value, beginning of period	$31.76		$39.61	$34.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	0.15		0.32	0.12	^

Net realized and unrealized gain (loss)	4.67		(6.71)	4.92

Total income (loss) from investment operations	4.82		(6.39)	5.04

LESS DISTRIBUTIONS:

Dividends from net investment income	—		(0.25)	(0.28)

Distributions from capital gains	—		(1.21)	—

Total distributions	—		(1.46)	(0.28)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00	~

Net asset value, end of period	$36.58		$31.76	$39.61

Total Return	15.18	%**	(16.08)%	14.47	%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$842,207		$654,445	$513,135

Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.19	%*	1.17%	1.17	%*

Ratio of net expenses to average net assets	1.18	%*#	1.16%#	1.16	%*#

Ratio of net investment income (loss) to average net assets	0.88	%*#	0.89%#	0.71	%*#

Portfolio turnover	89	%**	218%	176	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2016	For the year ended December 31, 2015		For the year ended December 31, 2014

Net asset value, beginning of period	$10.80		$14.21		$10.66		$11.85	$13.21		$12.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	0.03	^	(0.04	)^	0.02	^	(0.03)^	(0.05	)^	(0.02	)^

Net realized and unrealized gain (loss)	2.14		(3.37)		3.53		(1.14)	(1.31)		0.74

Total income (loss) from investment operations	2.17		(3.41)		3.55		(1.17)	(1.36)		0.72

LESS DISTRIBUTIONS:

Dividends from net investment income	—		—		—		(0.02)	—		—

Distributions from capital gains	—		—		—		—	—		—

Total distributions	—		—		—		(0.02)	—		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00 ~	0.00	~	0.00	~

Net asset value, end of period	$12.97		$10.80		$14.21		$10.66	$11.85		$13.21

Total Return	20.09	%**	(24.00)%		33.30%		(9.97)%	(10.22)%		5.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$60,649		$89,653		$271,146		$261,387	$432,718		$510,175

Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	1.91	%*¥	2.27	%¥	1.82%		1.75%	1.69	%¥	1.73%

Ratio of net expenses to average net assets	1.45	%*+#¥	2.26	%#¥	1.80	%#	1.73%#	1.68	%#¥	1.71	%+#

Ratio of net investment income (loss) to average net assets	0.56	%*+#	(0.30	)%#	0.15	%#	(0.26)%#	(0.39	)%#	(0.14	)%+#

Portfolio turnover	105	%**	207%		243%		240%	306%		265%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets from August 22, 2011 to August 21, 2014 and the Fund’s operating expense cap of 1.45% of average daily net assets from November 1, 2018 until October 31, 2021.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥

Ratio of expenses to average net assets includes interest expense of 0.01% for the six months ended June 30, 2019, and less than 0.005% for the years ended December 31, 2018 and 2015. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015		For the year ended December 31, 2014

Net asset value, beginning of period	$8.13		$11.39		$9.33	$10.08	$9.20		$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	0.06	^	(0.02	) ^	(0.04)	(0.02)	(0.02	) ^	(0.04)

Net realized and unrealized gain (loss)	1.30		(1.92)		3.88	(0.61)	1.17		(0.42)

Total income (loss) from investment operations	1.36		(1.94)		3.84	(0.63)	1.15		(0.46)

LESS DISTRIBUTIONS:

Dividends from net investment income	—		—		—	—	(0.03)		(0.06)

Distributions from capital gains	—		(1.32)		(1.78)	(0.12)	(0.24)		(1.12)

Total distributions	—		(1.32)		(1.78)	(0.12)	(0.27)		(1.18)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00 ~	0.00 ~	0.00	~	0.00 ~

Net asset value, end of period	$9.49		$8.13		$11.39	$9.33	$10.08		$9.20

Total Return	16.73	%**	(16.92)%		41.44%	(6.22)%	12.58%		(4.32)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$256,928		$218,430		$325,361	$270,401	$341,249		$218,979

Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.26	%*	1.50%		1.73%	1.72%	1.71%		1.74%

Ratio of net expenses to average net assets	1.25	%*#	1.49	%#	1.71%#	1.70%#	1.70	%#	1.72%#

Ratio of net investment income (loss) to average net assets	1.43	%*#	(0.21	)%#	(0.44)%#	(0.15)%#	(0.19	)%#	(0.40)%#

Portfolio turnover	59	%**	118%		143%	151%	251%		277%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2014

Net asset value, beginning of period	$11.11		$14.44	$12.65		$10.74		$11.25		$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	(0.08)		(0.19)	(0.18	)^	(0.11	)^	(0.14	)^	(0.14)

Net realized and unrealized gain (loss)	3.21		0.55	3.26		2.02		0.08		1.01

Total income (loss) from investment operations	3.13		0.36	3.08		1.91		(0.06)		0.87

LESS DISTRIBUTIONS:

Dividends from net investment income	—		—	—		—		—		—

Distributions from capital gains	—		(3.69)	(1.29)		—		(0.45)		(0.36)

Total distributions	—		(3.69)	(1.29)		—		(0.45)		(0.36)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00	~	0.00	~	0.00	~	0.00	~

Net asset value, end of period	$14.24		$11.11	$14.44		$12.65		$10.74		$11.25

Total Return	28.17	%**	3.88%	24.30%		17.78%		(0.55)%		8.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$273,096		$264,607	$322,533		$396,590		$282,178		$111,846

Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	1.50	%*	1.44%¥	1.45	%¥	1.48%		1.53%		1.59%

Ratio of net expenses to average net assets	1.46	%*#	1.42%#¥	1.43	%#¥	1.44	%+#	1.52	%+#	1.60	%+#

Ratio of net investment income (loss) to average net assets	(1.33	)%*#	(1.19)%#	(1.33	)%#	(1.00	)%+#	(1.21	)%+#	(1.39	)%+#

Portfolio turnover	78	%**	156%	177%		180%		183%		191%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 17, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥

Ratio of expenses to average net assets includes interest expense of less than 0.005% for the years ended December 31, 2018 and 2017. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the period August 21, 2017 through December 31, 2017

Net asset value, beginning of period	$11.66		$11.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	(0.06)		(0.12	)^	(0.04	)^

Net realized and unrealized gain (loss)	4.03		0.48		1.86

Total income (loss) from investment operations	3.97		0.36		1.82

LESS DISTRIBUTIONS:

Dividends from net investment income	—		—		—

Distributions from capital gains	—		(0.33)		(0.20)

Total distributions	—		(0.33)		(0.20)

Redemption fees added to paid-in capital	0.00	~	0.01		—

Net asset value, end of period	$15.63		$11.66		$11.62

Total Return	34.05	%**	3.33%		18.18	%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$10,600		$7,538		$1,344

Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.60	%*	2.57%		7.86	%*

Ratio of net expenses to average net assets	1.17	%*+#	1.18	%+#	1.20	%*+

Ratio of net investment income (loss) to average net assets	(0.96	)%*+#	(0.87	)%+#	(0.94	)%*+

Portfolio turnover	99	%**	193%		66	%**

*	Annualized

**	Not Annualized

^	Net investment loss per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until August 20, 2020.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the period August 21, 2017 through December 31, 2017

Net asset value, beginning of period	$11.70		$11.63		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)	(0.05)		(0.08	)^	(0.03	)^

Net realized and unrealized gain (loss)	4.06		0.47		1.86

Total income (loss) from investment operations	4.01		0.39		1.83

LESS DISTRIBUTIONS:

Dividends from net investment income	—		—		—

Distributions from capital gains	—		(0.33)		(0.20)

Total distributions	—		(0.33)		(0.20)

Redemption fees added to paid-in capital	0.00	~	0.01		—

Net asset value, end of period	$15.71		$11.70		$11.63

Total Return	34.27	%**	3.59%		18.28	%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000’s)	$161,819		$123,395		$38,631

Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	0.90	%*	1.04%		1.48	%*

Ratio of net expenses to average net assets	0.92	%*+#	0.93	%+#	0.95	%*+

Ratio of net investment income (loss) to average net assets	(0.71	)%*+#	(0.62	)%+#	(0.69	)%*+

Portfolio turnover	99	%**	193%		66	%**

*	Annualized

**	Not Annualized

^	Net investment loss per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until August 20, 2020.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Micro Cap Growth Fund*	11/18/13
Driehaus Small Cap Growth Fund	08/21/17

*	On September 29, 2017, the Driehaus Micro Cap Growth Fund was closed to new investors.

The Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small capitalization companies.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Cash is held at U.S. financial institutions, and at times, may exceed the amount insured by the U.S. Federal Deposit Insurance Corporation. The Funds consider highly liquid investments, with maturities of ninety days or less when purchased to be cash equivalents, and such investments may include money market mutual fund investments. All such investments are categorized in Level 1 of the fair value hierarchy.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2019 is as follows:

Fund	Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Driehaus Emerging Markets Growth Fund

Investments in Securities*	$1,571,105,289	$1,571,105,289	$—	$—

Driehaus Emerging Markets Small Cap Growth Fund

Equity Securities:

Africa	$2,080,412	$2,080,412	$—	$—

Central America	898,912	898,912	—	—

Europe	5,677,425	5,677,425	—	—

Far East	38,833,643	38,134,013	699,630	—

North America	1,522,621	1,522,621	—	—

South America	5,977,150	5,977,150	—	—

Middle East	2,449,913	2,449,913	—	—

Total Investments	$57,440,076	$56,740,446	$699,630	$—

Driehaus International Small Cap Growth Fund

Investments in Securities*	$252,473,492	$252,473,492	$—	$—

Driehaus Micro Cap Growth Fund

Investments in Securities*	$272,096,192	$272,096,192	$—	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Driehaus Small Cap Growth Fund

Investments in Securities*	$172,064,552	$172,064,552	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security. The Funds did not use purchased or written options during the period January 1, 2019 through June 30, 2019.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2019, the Funds had no outstanding option contracts.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Swap Contracts

The Funds may engage in various swap transactions, including forward rate agreements and interest rate, primarily to manage risk, or as alternatives to direct investments. The Funds may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Funds did not engage in credit default swaps during the period January 1, 2019 through June 30, 2019.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the fair value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2019, for the Funds was $0.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2019, the Funds had no outstanding swap contracts.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to hedge foreign currency exposure in the portfolio. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The fair value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in fair value is recorded as net change in unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Funds record a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2019, the Funds had no outstanding forward foreign currency contracts.

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2019, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as Net unrealized appreciation or depreciation on unsettled foreign currency transactions in the Statements of Assets and Liabilities.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2018, 2017, 2016 and 2015 remain open to Federal and state audit. As of June 30, 2019, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”).

For the year ended December 31, 2018, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryover retains the character of the original loss. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2018:

	Unlimited Period of Net Capital Loss Carryover
Fund	Short-Term	Long-Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets Small Cap Growth Fund	$54,441,364	$—	$54,441,364

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2018, the following qualified late-year losses were deferred and recognized on January 1, 2019:

Fund	Late-Year Ordinary Loss Deferral	Total Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$—	$57,688,347	$57,688,347
Driehaus Emerging Markets Small Cap Growth Fund	149,500	—	149,500
Driehaus International Small Cap Growth Fund	—	6,704,891	6,704,891
Driehaus Micro Cap Growth Fund	11,898	8,462,610	8,474,508
Driehaus Small Cap Growth Fund	—	9,458,398	9,458,398

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2019.

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Ordinary income .	$8,970,853	$—	$5,657,722	$22,348,104	$1,454,358
Net long-term capital gain	53,973,948	—	25,166,722	50,514,284	2,139,592

Total distributions paid	$62,944,801	$—	$30,824,444	$72,862,388	$3,593,950

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Ordinary income .	$11,017,755	$—	$21,815,148	$—	$222,898
Net long-term capital gain	—	—	23,460,614	26,974,093	442,178

Total distributions paid	$11,017,755	$—	$45,275,762	$26,974,093	$665,076

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2018, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed long-term capital gain	—	—	51,014	—	412,411

Accumulated earnings	$—	$—	$51,014	$—	$412,411
Paid-in capital	1,354,408,505	145,357,729	227,742,315	223,561,156	138,579,263
Accumulated capital and other losses	(57,688,347)	(54,590,864)	(6,704,891)	(8,474,508)	(9,458,398)
Unrealized appreciation (depreciation) on foreign currency	(60,409)	(2,916)	(3,316)	—	—
Unrealized appreciation on investments	149,441,456	(1,110,819)	(2,654,635)	49,520,197	1,399,921
Other temporary differences	—	—	—	—	—

Net assets	$1,446,101,205	$89,653,130	$218,430,487	$264,606,845	$130,933,197

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (“PFIC”) mark-to-market.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2019, were as follows:

Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Driehaus Emerging Markets Growth Fund	$1,242,771,669	$354,289,288	$(25,955,668)	$328,333,620
Driehaus Emerging Markets Small Cap Growth Fund	$49,237,529	$9,684,957	$(1,482,410)	$8,202,547
Driehaus International Small Cap Growth Fund	$221,211,326	$39,900,990	$(8,638,824)	$31,262,166
Driehaus Micro Cap Growth Fund	$193,346,655	$84,757,465	$(6,007,928)	$78,749,537
Driehaus Small Cap Growth Fund	$130,784,382	$43,052,271	$(1,772,101)	$41,280,170

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Recent Accounting Pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the reporting period ended December 31, 2018, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective in the reporting period ended December 31, 2018.

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus is Chairman of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of the Fund’s average daily net assets. The Driehaus Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.15% of the Fund’s average daily net assets. Driehaus International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. The Driehaus Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of the Fund’s average daily net assets.

DCM entered into a contractual agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.45% of average daily net assets until October 31, 2021. DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the six months ended June 30, 2019, DCM waived fees for Driehaus Emerging Markets Small Cap Growth Fund totaling $165,229 under this agreement.

DCM has entered into a contractual agreement to cap Driehaus Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until August 20, 2020. For a period of three years subsequent to the Fund’s commencement of operations on August 21, 2017, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio of each share class remains below the respective operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the six months ended June 30, 2019, DCM waived fees for the Investor Class shares of the Driehaus Small Cap Growth Fund totaling $11,970 and recouped fees for the Institutional Class shares of the Driehaus Small Cap Growth Fund totaling $40,641 under this agreement.

The table below indicates the amount of fees available for recoupment by DCM in future periods:

Year Ended December 31	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Small Cap Growth Fund
2020	$—	$26,532
2021	—	80,104
2022	165,229	11,970

Total	$165,229	$118,606

The amounts incurred and payable to DCM during the six months ended June 30, 2019 are as follows:

Fund	Advisory Fees	Advisory Fees Payable/(Receivable) (included in Due to affiliate/(Due from affiliate))
Driehaus Emerging Markets Growth Fund	$8,195,147	$1,381,197
Driehaus Emerging Markets Small Cap Growth Fund	425,135	55,391
Driehaus International Small Cap Growth Fund	1,258,711	209,781
Driehaus Micro Cap Growth Fund	1,521,801	271,511
Driehaus Small Cap Growth Fund	470,453	76,988

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2019, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Small Cap Growth Fund by $53,690 (0.5%), $3,376 (0.5%), $7,818 (0.5%), $50,539 (2.8%) and $21,537 (2.9%), respectively.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the period ended June 30, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Driehaus Micro Cap Growth Fund	$—	$560,821	$(54,736)

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earns the greater of a monthly minimum fee or a monthly fee based upon average daily net assets. BNY Mellon has agreed to waive a portion of its monthly fee for administrative services for the first two years of operations for Driehaus Small Cap Growth Fund. For the six months ended June 30, 2019, BNY Mellon waived $0 for Driehaus Small Cap Growth Fund. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent services for the first two years of operations for Driehaus Small Cap Growth Fund. For the six months ended June 30, 2019, BNY Mellon waived $10,500 for Driehaus Small Cap Growth Fund.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with the Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund. Under these Agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Investor Class shares of the Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the Investor Class’ average daily net assets held by such intermediaries.

The amounts incurred and payable to DS LLC during the six months ended June 30, 2019 are as follows:

Fund	Shareholder Services Fees	Accrued Shareholder Services Fees (included in Due to affiliate)
Driehaus Emerging Markets Growth Fund	$764,784	$68,042
Driehaus Small Cap Growth Fund	6,075	—

C.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2019 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$1,326,741,545	$1,309,466,653
Driehaus Emerging Markets Small Cap Growth Fund	73,812,266	116,093,071
Driehaus International Small Cap Growth Fund	143,340,810	141,102,019
Driehaus Micro Cap Growth Fund	191,613,046	244,733,666
Driehaus Small Cap Growth Fund	153,019,778	153,732,000

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

D.  CAPITAL SHARE TRANSACTIONS

For the six-month period ended June 30, 2019, and the year ended December 31, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund		Driehaus International Small Cap Growth Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Fund
Shares issued	—	—	698,373	3,442,832	2,322,529	6,768,601
Shares reinvested	—	—	—	—	—	3,560,115
Shares redeemed	—	—	(4,321,394)	(14,229,116)	(2,109,008)	(12,040,667)

Net increase (decrease)	—	—	(3,623,021)	(10,786,284)	213,521	(1,711,951)

Investor Class
Shares issued	1,632,903	6,511,231	—	—	—	—
Shares reinvested	—	1,023,706	—	—	—	—
Shares redeemed	(3,466,702)	(14,592,102)	—	—	—	—

Net increase (decrease)	(1,833,799)	(7,057,165)	—	—	—	—

Institutional Class
Shares issued	3,972,762	11,261,606	—	—	—	—
Shares reinvested	—	798,753	—	—	—	—
Shares redeemed	(1,553,051)	(4,408,218)	—	—	—	—

Net increase (decrease)	2,419,711	7,652,141	—	—	—	—

Total net increase (decrease)	585,912	594,976	—	—	—	—

	Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Fund
Shares issued	2,497,433	6,979,421	—	—
Shares reinvested	—	6,239,529	—	—
Shares redeemed	(7,151,578)	(11,725,708)	—	—

Net increase (decrease)	(4,654,145)	1,493,242	—	—

Investor Class
Shares issued	—	—	289,613	802,721
Shares reinvested	—	—	—	18,657
Shares redeemed	—	—	(257,810)	(290,721)

Net increase (decrease)	—	—	31,803	530,657

Institutional Class
Shares issued	—	—	2,212,496	7,683,576
Shares reinvested	—	—	—	300,304
Shares redeemed	—	—	(2,454,247)	(762,745)

Net increase (decrease)	—	—	(241,751)	7,221,135

Total net increase (decrease)	—	—	(209,948)	7,751,792

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

E.  LINE OF CREDIT

The Funds, together with other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. Driehaus Emerging Markets Small Cap Growth Fund utilized the line of credit during the periods January 1, 2019 to January 3, 2019 and February 25, 2019 to February 28, 2019. For the period January 1, 2019 to January 3, 2019, the average daily loan balance outstanding on days where borrowings existed was $5,000,000 and the weighted average interest rate was 4.00%. For the period February 25, 2019 to February 28, 2019, the average daily loan balance outstanding on days where borrowings existed was $6,000,000 and the weighted average interest rate was 4.00%. The interest expense, which is included on the Statements of Operations, was $4,169 for Driehaus Emerging Markets Small Cap Growth Fund.

F.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

G.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

H.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2019.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund — Investor Class

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000	$1,151.00	$7.31
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.85

Driehaus Emerging Markets Growth Fund — Institutional Class

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period Ended June 30, 2019*
Actual	$1,000	$1,151.80	$6.35
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000	$1,200.90	$7.97
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.30

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000	$1,167.30	$6.77
Hypothetical (5% return before expenses)	$1,000	$1,018.55	$6.31

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000	$1,281.70	$8.49
Hypothetical (5% return before expenses)	$1,000	$1,017.36	$7.50

Driehaus Small Cap Growth Fund — Investor Class

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period Ended June 30, 2019*
Actual	$1,000	$1,340.50	$6.96
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01

Driehaus Small Cap Growth Fund — Institutional Class

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period Ended June 30, 2019*
Actual	$1,000	$1,342.70	$5.52
Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized expense ratio shown in the Financial Highlights.

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Growth Fund — Investor Class	1.37%
Driehaus Emerging Markets Growth Fund — Institutional Class	1.19%
Driehaus Emerging Markets Small Cap Growth Fund	1.46%
Driehaus International Small Cap Growth Fund	1.26%
Driehaus Micro Cap Growth Fund	1.50%
Driehaus Small Cap Growth Fund — Investor Class.	1.20%
Driehaus Small Cap Growth Fund — Institutional Class	0.95%

DRH-SAR2019

Item 1. Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President & Trustee

Robert M. Kurinsky

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Anne S. Kochevar

Chief Compliance Officer &

Anti-Money Laundering

Compliance Officer

William H. Wallace, III

Secretary

Christina E.H. Jacobs

Assistant Secretary

Christine V. Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2019

Driehaus Active Income Fund

Driehaus Event Driven Fund

Driehaus Multi-Asset Growth Economies Fund

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.driehaus.com/fund-resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-877-779-0079.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-779-0079 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds in the Driehaus Mutual Funds if you invest directly with a Fund.

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2019 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Funds’ Form NPORT-EX is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Fund), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/19	1 Year	3 Years	5 Years	10 Years
Driehaus Active Income Fund (LCMAX)[1]	0.98%	2.39%	1.07%	2.55%
FTSE 3-Month T-Bill Index[2]	2.30%	1.36%	0.84%	0.46%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	7.87%	2.31%	2.95%	3.90%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information.

[2]

The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

BANK LOANS — 23.88%
Apparel — 1.30%
Boardriders, Inc. 8.94% (US LIBOR+650 basis points), 4/6/24[1,2]	$6,438,174	$6,282,564
Computers — 1.73%
McAfee LLC 6.18% (US LIBOR+375 basis points), 9/29/24[1,2]	3,318,501	3,319,016
McAfee LLC 10.85% (US LIBOR+850 basis points), 9/28/25[1,2]	4,963,636	5,039,133

		8,358,149

Distribution/Wholesale — 3.84%
Fossil Group, Inc. 10.38% (US LIBOR+700 basis points), 12/31/20[1,2]	18,566,509	18,605,127
Healthcare — Services — 1.25%
Heartland Dental LLC 6.19% (US LIBOR+375 basis points), 4/30/25[1,2]	299,581	284,603
Heartland Dental LLC 6.27% (US LIBOR+375 basis points), 4/30/25[1,2]	6,721	6,385
Tivity Health, Inc. 7.69% (US LIBOR+525 basis points), 3/8/26[1,2]	5,737,952	5,748,711

		6,039,699

Insurance — 4.55%
Acrisure LLC 6.88% (US LIBOR+425 basis points), 11/22/23[1,2]	4,260,741	4,249,215
Asurion LLC 8.94% (US LIBOR+650 basis points), 8/4/25[1,2]	14,628,049	14,864,292
Genworth Holdings, Inc. 6.99% (US LIBOR+450 basis points), 3/7/23[1,2]	2,905,575	2,936,462

		22,049,969

Internet — 0.07%
Hoya Midco LLC 6.00% (US LIBOR+350 basis points), 6/30/24[1,2]	345,674	342,938
Investment Companies — 3.40%
Abe Investment Holdings, Inc. 7.00% (US LIBOR+450 basis points), 2/19/26[1,2]	5,960,025	5,940,149

	Shares, Principal Amount, or Number of Contracts	Value
Larchmont Resources LLC 9.77% (US LIBOR+900 basis points), 8/7/20[1,2]	$5,884,140	$5,545,802
UFC Holdings LLC 5.74% (US LIBOR+325 basis points), 4/29/26[1,2]	5,000,000	4,996,875

		16,482,826

Media — 3.75%
Cumulus Media New Holdings, Inc. 6.94% (US LIBOR+450 basis points), 5/15/22[1,2]	4,192,121	4,195,265
iHeartCommunications, Inc. 6.58% (US LIBOR+400 basis points), 5/1/26[1,2]	7,500,000	7,518,187
NEP Group, Inc. 9.48% (US LIBOR+700 basis points), 10/19/26[1,2]	6,500,000	6,467,500

		18,180,952

Real Estate Investment Trust — 1.11%
Uniti Group LP 7.48% (US LIBOR+500 basis points), 10/24/22[1,2]	5,485,934	5,359,949
Software — 1.86%
TIBCO Software, Inc. 5.94% (US LIBOR+350 basis points), 12/4/20[1,2]	8,976,981	9,006,470
Telecommunications — 1.02%
Intelsat Jackson Holdings S.A. (Luxembourg) 6.18% (US LIBOR+375 basis points), 11/27/23[1,2,3]	5,000,000	4,955,475

Total BANK LOANS (Cost $118,233,786)		115,664,118

CORPORATE BONDS — 59.49%
Aerospace & Defense — 1.01%
Bombardier, Inc. (Canada) 8.75%, 12/1/21[3,4]	4,500,000	4,905,000
Agriculture — 2.21%
Vector Group Ltd. 6.13%, 2/1/25[4,5]	11,560,000	10,713,577
Airlines — 1.24%
Virgin Australia Holdings Ltd. (Australia) 8.50%, 11/15/19[3,4,5]	5,956,000	6,027,472
Banks — 6.17%
JPMorgan Chase & Co. 6.05% (LIBOR 3 Month+347 basis points), 12/29/49[5,6,7]	15,081,000	15,072,856

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
USB Realty Corp. 3.75% (LIBOR 3 Month+115 basis points), 1/15/62[4,5,6,7]	$17,435,000	$14,819,750

		29,892,606

Beverages — 1.05%
Cott Holdings, Inc. 5.50%, 4/1/25[4]	5,000,000	5,093,750
Commercial Services — 1.78%
AMN Healthcare, Inc. 5.12%, 10/1/24[4]	3,000,000	3,060,510
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 4/15/22[4]	5,559,000	5,545,102

		8,605,612

Computers — 2.83%
NCR Corp. 6.38%, 12/15/23[5]	8,000,000	8,250,000
Unisys Corp. 10.75%, 4/15/22[4]	4,960,000	5,474,600

		13,724,600

Cosmetics/Personal Care — 1.84%
Avon International Capital PLC (United Kingdom) 6.50%, 8/15/22[3,4]	2,500,000	2,518,750
Avon International Operations, Inc. 7.87%, 8/15/22[4,5]	6,136,000	6,366,100

		8,884,850

Distribution/Wholesale — 1.37%
Univar USA, Inc. 6.75%, 7/15/23[4,5]	6,500,000	6,621,875
Diversified Financial Services — 1.86%
Curo Group Holdings Corp. 8.25%, 9/1/25[4,5]	4,900,000	4,067,000
ILFC E-Capital Trust I 4.09%, 12/21/65[4,5,7,8]	5,206,000	3,680,434
ILFC E-Capital Trust I 4.09%, 12/21/65[7,9]	1,750,000	1,237,180

		8,984,614

Energy-Alternate Sources — 1.29%
Enviva Partners LP / Enviva Partners Finance Corp. 8.50%, 11/1/21[5]	6,000,000	6,240,000
Entertainment — 1.21%
Lions Gate Capital Holdings LLC 6.38%, 2/1/24[4,5]	5,570,000	5,855,463
Home Builders — 0.43%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.88%, 4/15/23[4]	2,000,000	2,100,000

	Shares, Principal Amount, or Number of Contracts	Value
Insurance — 3.20%
Acrisure LLC / Acrisure Finance, Inc. 8.13%, 2/15/24[4,5]	$6,500,000	$6,711,250
Genworth Holdings, Inc. 7.70%, 6/15/20[5]	8,764,000	8,785,910

		15,497,160

Internet — 3.30%
EIG Investors Corp. 10.88%, 2/1/24[5]	13,060,000	13,843,600
Uber Technologies, Inc. 7.50%, 11/1/23[4]	2,000,000	2,120,000

		15,963,600

Investment Companies — 2.14%
Compass Group Diversified Holdings LLC 8.00%, 5/1/26[4,5]	9,943,000	10,365,577
Iron/Steel — 1.22%
AK Steel Corp. 7.63%, 10/1/21[5]	6,000,000	5,910,000
Leisure Time — 1.32%
Vista Outdoor, Inc. 5.88%, 10/1/23[5]	6,550,000	6,389,001
Media — 5.85%
Altice Luxembourg S.A. (Luxembourg) 7.75%, 5/15/22[3,4]	610,000	619,913
CSC Holdings LLC 6.63%, 10/15/25[4]	2,000,000	2,140,000
Cumulus Media New Holdings, Inc. 6.75%, 7/1/26[4]	1,000,000	997,300
GCI LLC 6.63%, 6/15/24[4]	500,000	523,900
GCI LLC 6.87%, 4/15/25[5]	6,000,000	6,255,000
iHeartCommunications, Inc. 8.37%, 5/1/27	2,500,000	2,618,800
Lee Enterprises, Inc. 9.50%, 3/15/22[4,5]	5,475,000	5,570,812
Tribune Media Co. 5.88%, 7/15/22[5]	9,435,000	9,599,169

		28,324,894

Mining — 1.08%
Mountain Province Diamonds, Inc. (Canada) 8.00%, 12/15/22[3,4,5]	5,260,000	5,233,700
Oil & Gas — 1.41%
Transocean Pontus Ltd. (Cayman Islands) 6.13%, 8/1/25[3,4,5]	6,615,000	6,813,450
Packaging & Containers — 1.08%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.00%, 2/15/25[3,4,5]	5,060,000	5,243,425

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 2.90%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25%, 8/15/26[4,5]	$9,995,000	$10,044,975
Horizon Pharma USA, Inc. 6.63%, 5/1/23	3,902,000	4,019,060

		14,064,035

Retail — 3.13%
CEC Entertainment, Inc. 8.00%, 2/15/22[5]	7,500,000	7,546,875
GameStop Corp. 6.75%, 3/15/21[4,5]	5,650,000	5,537,000
Men’s Wearhouse, Inc. 7.00%, 7/1/22	2,167,000	2,085,737

		15,169,612

Software — 1.93%
Donnelley Financial Solutions, Inc. 8.25%, 10/15/24	5,215,000	5,397,525
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc. 6.00%, 7/15/25[4]	3,750,000	3,928,125

		9,325,650

Telecommunications — 3.88%
Consolidated Communications, Inc. 6.50%, 10/1/22[5]	16,451,000	15,335,458
HC2 Holdings, Inc. 11.50%, 12/1/21[4,5]	3,922,000	3,451,360

		18,786,818

Transportation — 1.04%
XPO CNW, Inc. 6.70%, 5/1/34[5]	5,482,000	5,043,440
Trucking & Leasing — 1.72%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22[4,5]	8,000,000	8,310,000

Total CORPORATE BONDS (Cost $290,886,934)		288,089,781

CONVERTIBLE CORPORATE BONDS — 1.01%
Software — 1.01%
Avaya Holdings Corp. 2.25%, 6/15/23	5,625,000	4,896,562

Total CONVERTIBLE CORPORATE BONDS (Cost $5,517,011)		4,896,562

	Shares, Principal Amount, or Number of Contracts	Value

COMMON STOCKS — 0.83%
Banks — 0.35%
Kearny Financial Corp.	127,756	$1,697,877
Software — 0.36%
Avaya Holdings Corp.*	145,632	1,734,477
Telecommunications — 0.12%
Consolidated Communications Holdings, Inc.	121,265	597,837

Total COMMON STOCKS (Cost $5,311,830)		4,030,191

CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12*,10,11,12	11,790,650	—
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34*,10,11,12	475,000	—

		—

Total CONVERTIBLE PREFERRED STOCKS (Cost $—)		—

PREFERRED STOCKS — 2.89%
Banks — 2.89%
GMAC Capital Trust I 8.30% (LIBOR 3 Month +579 basis points), 2/15/40[5,7]	534,658	13,970,614

Total PREFERRED STOCKS (Cost $14,218,902)		13,970,614

PRIVATE STOCK — 0.40%
Investment Companies — 0.40%
Larchmont Resources LLC[10]	7,824	1,956,000

Total PRIVATE STOCK (Cost $977,967)		1,956,000

TOTAL INVESTMENTS (Cost $435,146,430)	88.50%	$428,607,266
Other Assets less Liabilities	11.50%	55,674,805

Net Assets	100.00%	$484,282,071

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
INVESTMENT SECURITIES SOLD SHORT — (9.69)%

CORPORATE BONDS — (4.65)%
Commercial Services — (0.42)%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 3/15/25[4]	$(2,000,000)	$(2,025,000)
Food — (1.24)%
General Mills, Inc. 4.20%, 4/17/28	(2,000,000)	(2,162,820)
Kroger Co. 2.65%, 10/15/26	(4,000,000)	(3,862,636)

		(6,025,456)

Healthcare — Services — (1.64)%
DaVita, Inc. 5.13%, 7/15/24	(2,000,000)	(2,010,600)
Hadrian Merger Sub, Inc. 8.50%, 5/1/26[4]	(3,940,000)	(3,743,000)
HCA, Inc. 5.38%, 2/1/25	(2,000,000)	(2,168,750)

		(7,922,350)

Packaging & Containers — (0.49)%
WRKCo, Inc. 4.65%, 3/15/26	(2,200,000)	(2,396,801)
Retail — (0.41)%
Beacon Roofing Supply, Inc. 4.88%, 11/1/25[4]	(2,000,000)	(1,995,000)
Telecommunications — (0.45)%
T-Mobile USA, Inc. 6.50%, 1/15/26	(2,000,000)	(2,172,120)

Total CORPORATE BONDS (Proceeds $20,947,062)		(22,536,727)

COMMON STOCKS — (0.20)%
Pharmaceuticals — (0.20)%
Herbalife Nutrition Ltd.*	(22,000)	(940,720)

Total COMMON STOCKS (Proceeds $1,202,828)		(940,720)

EXCHANGE-TRADED FUNDS — (4.84)%
Invesco Senior Loan ETF	(688,000)	(15,590,080)
iShares iBoxx High Yield Corporate Bond ETF	(90,000)	(7,846,200)

Total EXCHANGE-TRADED FUNDS (Proceeds $22,906,867)		(23,436,280)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $45,056,757)	(9.69)%	$(46,913,727)

LIBOR 3 Month — 3 Month U.S. Dollar London Interbank Offered Rate.

US LIBOR — U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.

[1]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2019. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[2]	Floating rate security. Rates disclosed as of June 30, 2019.

[3]	Foreign security denominated in U.S. dollars and traded in the U.S.

[4]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[6]	Perpetual security. Maturity date is not applicable.

[7]	Variable rate security. Rates disclosed as of June 30, 2019.

[8]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

[9]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 14.5%.

[10]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.

[11]	Security is in default.

[12]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2019 (unaudited)

Security Type	Percent of Total Net Assets
Bank Loans	23.88%
Corporate Bonds	59.49%
Convertible Corporate Bonds	1.01%
Common Stocks	0.83%
Convertible Preferred Stocks	0.00%
Preferred Stocks	2.89%
Private Stock	0.40%

Total Investments	88.50%
Other Assets less Liabilities	11.50%

Total Net Assets	100.00%

FUTURES CONTRACTS

Counterparty	Futures Contracts	Number of Contracts (Short)	Expiration Date	Notional Amount	Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	U.S. 5 Year Treasury Note	(105)	September 30, 2019	$(12,253,582)	$(12,406,411)	$(152,829)
Goldman Sachs	U.S. 10 Year Treasury Note	(65)	September 19, 2019	(8,172,077)	(8,317,972)	(145,895)
Goldman Sachs	U.S. Treasury Long Bond	(15)	September 19, 2019	(2,271,059)	(2,333,907)	(62,848)

TOTAL FUTURES CONTRACTS				$(22,696,718)	$(23,058,290)	$(361,572)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 6/30/19	1 Year	3 Years	5 Years	Since Inception (8/26/13 - 6/30/19
Driehaus Event Driven Fund (DEVDX)[1]	9.65%	7.93%	2.35%	4.26%
S&P 500 Index[2]	10.42%	14.19%	10.71%	12.54%
FTSE 3-Month T-Bill Index[3]	2.30%	1.36%	0.84%	0.73%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

7

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

BANK LOANS — 5.95%
Distribution/Wholesale — 2.47%
Fossil Group, Inc. 10.38% (US LIBOR+700 basis points), 12/31/20[1,2]	$1,650,251	$1,653,684
Insurance — 3.48%
Asurion LLC 8.94% (US LIBOR+650 basis points), 8/4/25[1,2]	2,300,000	2,337,145

Total BANK LOANS (Cost $3,974,499)		3,990,829

CORPORATE BONDS — 26.50%
Agriculture — 2.78%
Vector Group Ltd. 6.13%, 2/1/25[3]	2,010,000	1,862,828
Banks — 4.66%
State Street Corp. 3.41% (LIBOR 3 Month+100 basis points), 6/15/37[2]	1,101,000	836,760
USB Realty Corp. 3.74% (LIBOR 3 Month+115 basis points), 1/15/62[3,4,5,6]	2,698,000	2,293,300

		3,130,060

Diversified Financial Services — 5.47%
Curo Group Holdings Corp. 8.25%, 9/1/25[3]	1,524,800	1,265,584
ILFC E-Capital Trust I 4.09%, 12/21/65[3,5,6,7]	3,400,000	2,403,664

		3,669,248

Holding Companies-Diversified — 2.68%
Arrow Bidco LLC 9.50%, 3/15/24[3]	1,785,000	1,796,156
Insurance — 2.60%
Genworth Holdings, Inc. 7.70%, 6/15/20	1,739,000	1,743,347
Telecommunications — 8.31%
Consolidated Communications, Inc. 6.50%, 10/1/22[5]	3,377,000	3,148,006
HC2 Holdings, Inc. 11.50%, 12/1/21[3,5]	2,761,500	2,430,120

		5,578,126

Total CORPORATE BONDS (Cost $18,650,683)		17,779,765

	Shares, Principal Amount, or Number of Contracts	Value

CONVERTIBLE CORPORATE BONDS — 1.30%
Software — 1.30%
Avaya Holdings Corp. 2.25%, 6/15/23[8]	$1,000,000	$870,500

Total CONVERTIBLE CORPORATE BONDS (Cost $933,608)		870,500

COMMON STOCKS — 59.21%
Banks — 2.01%
Kearny Financial Corp.	101,547	1,349,560
Biotechnology — 12.18%
Argenx SE ADR (Netherlands)*[5]	19,901	2,817,584
Blueprint Medicines Corp.*	10,803	1,019,047
Celgene Corp.*	12,614	1,166,038
Ideaya Biosciences, Inc.*[9]	150,637	1,500,349
Orchard Therapeutics plc ADR (United Kingdom)*	119,163	1,667,090

		8,170,108

Computers — 1.40%
Perspecta, Inc	40,192	940,895
Electronics — 2.08%
Fluidigm Corp.*[5]	113,113	1,393,552
Entertainment — 0.76%
Lions Gate Entertainment Corp., Class A	41,428	507,493
Healthcare — Products — 3.22%
Inspire Medical Systems, Inc.*	13,451	815,803
SI-BONE, Inc.*[5]	66,292	1,348,379

		2,164,182

Healthcare — Services — 0.86%
Vapotherm, Inc.*	25,141	578,243
Holding Companies-Diversified — 1.75%
Diamond Eagle Acquisition Corp.*	117,000	1,177,020
Insurance — 4.85%
FGL Holdings (Bermuda)[5]	387,100	3,251,640
Oil & Gas — 2.99%
Anadarko Petroleum Corp.	28,475	2,009,196
Pharmaceuticals — 17.01%
Array BioPharma, Inc.*[5]	87,425	4,050,400
Ascendis Pharma A/S ADR (Denmark)*	9,659	1,112,234
Cytokinetics, Inc.*	153,763	1,729,834
Mirati Therapeutics, Inc.*	12,791	1,317,473

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MyoKardia, Inc.*	34,968	$1,753,296
Odonate Therapeutics, Inc.*	29,417	1,079,310
Sutro Biopharma, Inc.*	16,946	192,845
Trevi Therapeutics, Inc.*	23,962	179,715

		11,415,107

Savings & Loans — 3.54%
OceanFirst Financial Corp.[5]	68,840	1,710,674
Waterstone Financial, Inc.[5]	38,838	662,576

		2,373,250

Software — 2.79%
Avaya Holdings Corp.*	43,666	520,062
Red Hat, Inc.*	7,200	1,351,872

		1,871,934

Telecommunications — 3.77%
Consolidated Communications Holdings, Inc.	82,794	408,174
HC2 Holdings, Inc.*	58,060	137,022
Zayo Group Holdings, Inc.*	60,400	1,987,764

		2,532,960

Total COMMON STOCKS (Cost $35,627,871)		39,735,140

CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41*[9,10,11]	162,750	—
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34*[9,10,11]	25,000	—

		—

Total CONVERTIBLE PREFERRED STOCKS (Cost $1,877)		—

WARRANTS — 0.01%
X4 Pharmaceuticals, Inc.*[9]	5,547	9,985

Total WARRANTS (Cost $0)		9,985

TOTAL INVESTMENTS (Cost $59,188,538)	92.97%	$62,386,219
Other Assets less Liabilities	7.03%	4,717,166

Net Assets	100.00%	$67,103,385

	Shares, Principal Amount, or Number of Contracts	Value
INVESTMENT SECURITIES SOLD SHORT — (21.62)%

CORPORATE BONDS — (1.70)%
Healthcare — Services — (1.70)%
Hadrian Merger Sub, Inc. 8.50%, 5/1/26[3]	$(1,200,000)	$(1,140,000)

Total CORPORATE BONDS (Proceeds $1,143,745)		(1,140,000)

COMMON STOCKS — (1.48)%
Oil & Gas — (0.63)%
Occidental Petroleum Corp.	(8,337)	(419,184)
Pharmaceuticals — (0.85)%
Bristol-Myers Squibb Co.	(12,614)	(572,045)

Total COMMON STOCKS (Proceeds $1,021,519)		(991,229)

EXCHANGE-TRADED FUNDS — (18.44)%
iShares Nasdaq Biotechnology ETF	(32,760)	(3,574,116)
SPDR S&P Biotech ETF	(74,260)	(6,513,345)
SPDR S&P Regional Banking ETF	(42,790)	(2,286,270)

Total EXCHANGE-TRADED FUNDS (Proceeds $11,694,207)		(12,373,731)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $13,859,471)	(21.62)%	$(14,504,960)

LIBOR 3 Month — 3 Month U.S. Dollar London Interbank Offered Rate.

US LIBOR — U.S. Dollar London Interbank Offered Rate.

*	Non-income producing security.

[1]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2019. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[2]	Floating rate security. Rates disclosed as of June 30, 2019.

[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2019 (unaudited)

indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Perpetual security.

[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[6]	Variable rate security. Rates disclosed as of June 30, 2019.

[7]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

[8]	Convertible security.

[9]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.

[10]	Security is in default.

[11]	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Bank Loans	5.95%
Corporate Bonds	26.50%
Convertible Corporate Bonds	1.30%
Common Stocks	59.21%
Convertible Preferred Stocks	0.00%
Warrants	0.01%

Total Investments	92.97%
Other Assets less Liabilities	7.03%

Total Net Assets	100.00%

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	EUR	137,988	USD	154,975	August 9, 2019	$2,479
Goldman Sachs	USD	155,621	EUR	137,988	August 9, 2019	(1,833)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$646

EUR = Euro

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Multi-Asset Growth Economies Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 10, 2017 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 6/30/19	1 Year	Since Inception (4/10/17 - 6/30/19)
Driehaus Multi-Asset Growth Economies Fund (DMAGX)[1]	5.22%	8.43%
MSCI EM/JP Morgan GBI Blended Index[2]	5.20%	5.91%
MSCI Emerging Markets Index-N3	1.21%	6.87%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The MSCI EM/JPMorgan GBI Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.

[3]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

11

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value

SOVEREIGN BONDS — 31.61%
Argentina — 3.65%
Argentina Treasury Bill 0.00%, 10/31/19[2]	22,000,000	[2]	$653,848
Argentine Republic Government International Bond 6.88%, 4/22/21	$770,000		675,675

			1,329,523

Brazil — 2.85%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/1/29[2]	1,000,000	[2]	303,696
Brazilian Government International Bond 4.63%, 1/13/28	700,000		734,300

			1,037,996

Colombia — 1.03%
Colombia Government International Bond 5.00%, 6/15/45	340,000		375,190
Egypt — 5.10%
Egypt Treasury Bills 15.39%, 11/12/19[2]	33,000,000	[2]	1,857,328
Indonesia — 3.79%
Indonesia Treasury Bond 8.38%, 9/15/26[2]	18,400,000,000	[2]	1,382,832
Malaysia — 2.18%
Malaysia Government Bond 4.92%, 7/6/48[2]	3,000,000	[2]	793,902
Mexico — 2.45%
Mexican Bonos 8.00%, 12/7/23[2]	100,000	[2]	532,104
Mexican Bonos 8.50%, 11/18/38[2]	65,000	[2]	362,462

			894,566

Nigeria — 2.00%
Nigeria OMO Bill 12.62%, 2/27/20[2]	140,000,000	[2]	357,419
Nigeria Treasury Bill 11.25%, 5/14/20[2]	150,000,000	[2]	372,937

			730,356

Peru — 4.10%
Peru Government Bond 6.95%, 8/12/31[2]	1,200,000	[2]	426,859
Peruvian Government International Bond 6.95%, 8/12/31[2]	3,000,000	[2]	1,067,146

			1,494,005

	Shares, Principal Amount, or Number of Contracts		Value
Poland — 1.51%
Republic of Poland Government Bond 2.75%, 4/25/28[2]	2,000,000	[2]	$551,999
South Africa — 2.95%
Republic of South Africa Government Bond 8.50%, 1/31/37[2]	16,600,000	[2]	1,075,626

Total SOVEREIGN BONDS (Cost $10,957,164)			11,523,323

EQUITY SECURITIES — 63.37%
Argentina — 1.11%
Globant SA*[3,4]	1,433		144,805
MercadoLibre, Inc.*[4]	424		259,391

			404,196

Brazil — 4.48%
Banco Bradesco SA — ADR[3,4]	30,743		301,896
Linx SA	12,930		120,040
LOG Commercial Properties e Participacoes SA	83,056		431,070
Magazine Luiza SA	6,323		347,633
Pagseguro Digital, Ltd. — A*[3,4]	11,126		433,580

			1,634,219

China — 19.04%
3SBio, Inc.[1]	101,118		173,714
AIA Group Ltd	40,720		439,170
Aier Eye Hospital Group Co., Ltd. — A	59,604		268,760
Alibaba Group Holding, Ltd. — SP ADR*[3,4]	5,413		917,233
GDS Holdings Ltd. — ADR*[3,4]	4,698		176,504
HUYA, Inc. — ADR*[3,4]	14,142		349,449
Industrial & Commercial Bank of China, Ltd	445,520		325,085
Inner Mongolia Yili Industrial Group Co., Ltd. — A	88,075		428,430
JD.com, Inc. — ADR*[3]	10,879		329,525
Kingdee International Software Group Co., Ltd	253,000		273,673
Meituan Dianping — B*	48,586		426,046
MTR Corp. Ltd	42,500		286,173
Ping An Healthcare and Technology Co., Ltd.*[1]	47,384		197,441
Ping An Insurance Group Co. of China, Ltd. — H	52,461		629,932
Shanghai International Airport Co., Ltd. — A	26,042		317,662

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Shenzhou International Group Holdings, Ltd	30,168	$414,768
Tencent Holdings, Ltd.	21,906	988,780

		6,942,345

Cyprus — 0.91%
TCS Group Holding PLC GDR[3]	16,969	332,592
Czech Republic — 1.25%
Moneta Money Bank AS1	133,255	456,481
Egypt — 0.48%
Commercial International Bank Egypt SAE — GDR[3]	41,195	175,079
India — 7.47%
HDFC Bank Ltd. — ADR[3,4]	4,102	533,424
Hindustan Unilever, Ltd	12,010	311,022
ICICI Bank Ltd. — SP ADR[3,4]	50,042	630,029
ICICI Lombard General Insurance Co., Ltd.[1]	15,288	246,404
Kotak Mahindra Bank Ltd.	11,107	237,676
Reliance Industries Ltd.	14,906	270,598
State Bank of India*	49,344	258,238
Tata Consultancy Services, Ltd.	7,332	236,570

		2,723,961

Indonesia — 1.87%
PT Bank Central Asia Tbk	234,497	497,543
Telekomunikasi Indonesia Persero Tbk	630,836	184,864

		682,407

Kuwait — 0.85%
National Bank of Kuwait SAKP .	96,150	308,567
Mexico — 0.91%
Wal-Mart de Mexico SAB de CV	121,179	330,824
Netherlands — 0.71%
Heineken NV	2,319	258,798
Philippines — 1.18%
BDO Unibank, Inc	157,185	429,509
Poland — 1.30%
CD Projekt SA	4,243	244,668
Powszechna Kasa Oszczednosci Bank Polski SA	20,118	230,724

		475,392

Russia — 3.48%
Gazprom PJSC — SP ADR[3]	26,770	196,117
MMC Norilsk Nickel PJSC — ADR[3]	12,966	294,458

	Shares, Principal Amount, or Number of Contracts	Value
Sberbank of Russia PJSC — SP ADR[3]	21,914	$337,037
Tatneft PJSC — ADR[3]	2,657	196,087
Yandex NV — A*[3,4]	6,489	246,582

		1,270,281

Singapore — 0.85%
Sea Ltd. — ADR*[3,4]	9,360	310,939
South Africa — 3.50%
Capitec Bank Holdings Ltd.	3,245	299,213
Clicks Group, Ltd.	25,278	368,429
MTN Group, Ltd.	48,724	369,278
Naspers Ltd. — N	982	238,407

		1,275,327

South Korea — 5.09%
Fila Korea, Ltd.	3,338	221,733
LG Chem, Ltd.	457	140,308
Macquarie Korea Infrastructure Fund.	28,231	288,508
NICE Information Service Co., Ltd.	19,795	290,586
Samsung Electronics Co., Ltd.	17,956	730,899
SK Hynix, Inc	3,046	183,343

		1,855,377

Taiwan — 4.15%
Giant Manufacturing Co., Ltd.	48,000	375,537
Hon Hai Precision Industry Co., Ltd.	99,500	247,953
Taiwan Semiconductor Manufacturing Co., Ltd	115,432	888,239

		1,511,729

Thailand — 2.67%
Charoen Pokphand Foods PCL — NVDR	341,900	314,948
CP ALL PCL — NVDR	132,613	371,883
Tisco Financial Group PCL — NVDR	93,491	285,038

		971,869

United Arab Emirates — 0.06%
Network International Holdings PLC*[1]	3,078	23,181
United States — 2.01%
Freeport-McMoRan, Inc.[4]	23,365	271,268
Liberty Media Corp. — Liberty Formula One — C*[4]	5,946	222,440
Xilinx, Inc.[4]	2,011	237,137

		730,845

Total EQUITY SECURITIES (Cost $18,628,996)		23,103,918

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2019 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

PURCHASED PUT OPTIONS — 0.00%
OTC EUR vs USD Exercise Price: $1.10, Notional Amount: $110,000, Expiration Date: July 3, 2019 Counterparty: Goldman Sachs*	10,000,000	$1

Total PURCHASED PUT OPTIONS (Premiums paid $40,609)		1

TOTAL INVESTMENTS (Cost $29,626,769)	94.98%	$34,627,242
Other Assets less Liabilities	5.02%	1,830,111

Net Assets	100.00%	$36,457,353

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SP ADR — Sponsored American Depositary Receipt

*	Non-income producing security.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Foreign security, par value shown in local currency.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S exchange.

[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type/Sector	Percent of Total Net Assets
Sovereign Bonds	31.61%
Equity Securities	63.37%
Purchased Put Options	0.00%

Total Investments	94.98%
Other Assets less Liabilities	5.02%

Total Net Assets	100.00%

Regional Weightings(a)

Asia/Far East Ex-Japan	48.29%
South America	17.22%
Africa	14.03%
Eastern Europe	7.54%
North America	5.37%
Middle East	1.82%
Western Europe	0.71%

(a)	All percentages are stated as a percent of net assets at June 30, 2019.

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2019 (unaudited)

INTEREST RATE SWAPS

Centrally Cleared Swap Contracts

Clearing Exchange	Notional Amount	Fixed Rate	Floating Rate Index	Payment Frequency	Expiration Date	Value/ Unrealized Appreciation/ (Depreciation)
LCH Clearnet Limited	USD 15,400,000	1.8987%[1]	3-Months USD US0003M1	Quarterly	6/5/2021	$17,706
LCH Clearnet Limited	USD 3,300,000	2.0571%[2]	3-Months USD US0003M2	Quarterly	6/5/2029	(29,585)
LCH Clearnet Limited	ZAR 70,000,000	7.05%[1]	3-Months ZAR JIBAR Safex[1]	Quarterly	6/27/2024	3,123

TOTAL CENTRALLY CLEARED SWAP CONTRACTS						(8,756)

OTC SWAP CONTRACTS

Counterparty	Notional Amount	Fixed Rate	Floating Rate Index		Payment Frequency	Expiration Date	Value/ Unrealized Appreciation/ (Depreciation)
Merrill Lynch	MYR 67,000,000	3.455%[1]	3-Months MYR KLIB3M	[1]	Quarterly	4/5/2021	$24,823
Merrill Lynch	MYR 26,500,000	3.485%[2]	3-Months MYR KLIB3M	[2]	Quarterly	4/5/2024	(32,470)

TOTAL OTC SWAP CONTRACTS							(7,647)

TOTAL INTEREST RATE SWAPS							$(16,403)

[1]	Fund Pays the floating rate and receives the fixed rate.

[2]	Fund Pays the fixed rate and receives the floating rate.

MYR — Malaysian Ringgit

ZAR — South African Rand

USD — United States Dollar

JIBA3M — SAFE South Africa Johannesburg Interbank Agreed Rate

KLIB3M — Bank Negara Malaysia Klibor Interbank

US0003M — ICE Libor USD 3-month Rate

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	CLP	517,365,000	USD	750,000	July 22, 2019	$13,791
Goldman Sachs	USD	1,000,000	CNH	6,941,000	August 21, 2019	(9,987)
Goldman Sachs	HUF	196,971,992	USD	686,181	August 28, 2019	9,740
Goldman Sachs	USD	674,922	HUF	196,971,992	August 28, 2019	(20,999)
Goldman Sachs	IDR	8,566,800,000	USD	604,445	July 22, 2019	286
Goldman Sachs	USD	600,000	IDR	8,566,800,000	July 22, 2019	(4,731)
Goldman Sachs	TRY	2,161,875	USD	366,826	July 25, 2019	831

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(11,069)

CLP = Chilean Peso

CNH = Chinese Yuan Renminbi

HUF = Hungarian Forint

IDR = Indonesian Rupiah

TRY = Turkish Lira

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

15

Statements of Assets and Liabilities

June 30, 2019 (unaudited)

	Driehaus Active Income Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund
ASSETS:
Investment securities, at fair value (cost $435,146,430, $59,188,538 and $29,586,160, respectively)	$428,607,266	$62,386,219	$34,627,241
Purchased options contracts, at fair value (premiums paid $0, $0 and $40,609, respectively)	—	—	1
Foreign currency, at fair value (cost $0, $0 and $38,198, respectively)	—	—	38,775
Unrealized appreciation on forward foreign currency contracts	—	2,479	24,648
Unrealized appreciation on open swap contracts	—	—	24,823
Cash and cash equivalents	49,579,153	7,275,366	1,949,067
Collateral held at custodian for the benefit of brokers	47,289,093	15,192,307	665,584
Receivable for investment securities sold	6,239,983	576,119	20,890,620
Receivable for fund shares sold	162,941	55,580	—
Receivable for interest and dividends	6,171,587	315,770	253,518
Prepaid expenses	15,688	20,422	14,154

TOTAL ASSETS	538,065,711	85,824,262	58,488,431

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $45,056,757, $13,859,471 and $0, respectively)	46,913,727	14,504,960	—
Foreign currency due to custodian, at fair value (proceeds $0, $0 and $1,302, respectively)	—	—	1,303
Unrealized depreciation on open swap contracts	—	—	32,470
Unrealized depreciation on forward foreign currency contracts	—	1,833	35,717
Payable for fund shares redeemed	3,479,467	908,481	306,705
Payable for investment securities purchased	2,528,611	3,131,832	21,554,431
Payable for interest and dividends on securities sold short	352,406	28,301	—
Payable to affiliate	224,960	54,523	3,471
Payable for variation margin on futures contracts	156	—	—
Payable for variation margin on centrally cleared swaps	—	—	20,551
Accrued shareholder services plan fees	75,796	5,553	—
Accrued administration and accounting fees	28,867	6,686	4,908
Accrued foreign capital gains taxes	—	—	19,473
Accrued expenses	179,650	78,708	52,049

TOTAL LIABILITIES	53,783,640	18,720,877	22,031,078

NET ASSETS	$484,282,071	$67,103,385	$36,457,353

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	52,204,262	5,725,672	3,220,409

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.28	$11.72	$11.32

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2019:
Paid-in-capital	$994,830,035	$67,085,127	$32,236,076
Total distributable earnings (deficit)	(510,547,964)	18,258	4,221,277

NET ASSETS	$484,282,071	$67,103,385	$36,457,353

Notes to Financial Statements are an integral part of these Statements.

16

Statements of Operations

For the six months ended June 30, 2019 (unaudited)

	Driehaus Active Income Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund
INVESTMENT INCOME (LOSS):
Interest income (net of $0, $0, and $6,712 of non-reclaimable foreign taxes withheld, respectively)	$17,882,895	$1,209,036	$451,247
Dividend income (net of $0, $0, and $35,278 of non-reclaimable foreign taxes withheld, respectively)	759,841	82,566	259,960

Total investment income	18,642,736	1,291,602	711,207

Expenses:
Investment advisory fees	1,631,003	284,053	165,674
Shareholder services plan fees	409,054	25,897	—
Administration and fund accounting fees	205,770	45,026	42,969
Transfer agent fees and expenses	120,392	29,591	16,363
Trustees’ fees	78,856	12,430	7,780
Custody fees	45,454	7,409	22,484
Reports to shareholders	36,904	7,451	1,427
Legal fees	36,437	21,462	8,189
Audit and tax fees	28,875	28,875	30,292
Federal and state registration fees	20,050	12,004	10,469
Chief compliance officer fees	10,626	10,626	10,625
Dividends on short positions	510,984	31,034	—
Interest on short positions	1,049,778	12,750	—
Interest expense	137,905	24,775	—
Miscellaneous	73,210	35,396	36,175

Total expenses	4,395,298	588,779	352,447
Fees paid indirectly	(13,665)	(6,060)	(377)
Fees waived by Adviser	—	—	(96,591)

Net expenses	4,381,633	582,719	255,479

Net investment income (loss)	14,261,103	708,883	455,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(17,211,805)	2,254,497	250,696
Purchased options contracts	(173,713)	(158,201)	(43,680)
Securities sold short	(1,756,710)	(11,365)	—
Futures contracts	(4,090,613)	—	—
Swap contracts	—	—	76,444
Forward foreign currency contracts	—	6,159	(62,305)
Foreign currency	(4)	(389)	(26,599)

Net realized gain (loss) on investments	(23,232,845)	2,090,701	194,556

Change in net unrealized appreciation (depreciation) on:
Investments	32,639,954	7,686,136	3,794,855
Purchased options contracts	—	158,041	(27,349)
Securities sold short	(3,132,328)	(1,763,375)	—
Futures contracts	1,490,644	—	—
Swap contracts	—	—	(35,799)
Forward foreign currency contracts	—	414	47,714
Foreign currency	—	—	941
Foreign currency translations	—	—	581

Net change in net unrealized appreciation (depreciation) on investments	30,998,270	6,081,216	3,780,943

Net realized and unrealized gain (loss) on investments	7,765,425	8,171,917	3,975,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,026,528	$8,880,800	$4,431,227

Notes to Financial Statements are an integral part of these Statements.

17

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Event Driven Fund
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$14,261,103	$65,164,801	$708,883	$2,271,357
Net realized gain (loss) on investments	(23,232,845)	(13,038,583)	2,090,701	8,715,118
Net change in unrealized appreciation (depreciation) on investments	30,998,270	(54,923,960)	6,081,216	(11,438,492)

Net increase (decrease) in net assets resulting from operations	22,026,528	(2,797,742)	8,880,800	(452,017)

Distributions from distributable earnings to shareholders	(19,770,485)	(61,286,044)	—	(1,805,482)

Capital share transactions:
Proceeds from shares sold	63,442,254	409,022,218	15,273,377	24,110,692
Reinvested distributions	7,294,327	30,925,792	—	1,595,256
Cost of shares redeemed	(383,733,769)	(1,115,111,267)	(8,726,200)	(137,420,790)

Net increase (decrease) from capital transactions	(312,997,188)	(675,163,257)	6,547,177	(111,714,842)

Total increase (decrease) in net assets	(310,741,145)	(739,247,043)	15,427,977	(113,972,341)

NET ASSETS:

Beginning of period	$795,023,216	$1,534,270,259	$51,675,408	$165,647,749

End of period	$484,282,071	$795,023,216	$67,103,385	$51,675,408

Capital share transactions in shares:
Shares sold	6,740,599	41,609,514	1,343,321	2,212,662
Reinvested distributions	785,156	3,181,505	—	163,616
Shares redeemed	(40,660,415)	(115,102,939)	(792,734)	(12,552,010)

Net increase (decrease)	(33,134,660)	(70,311,920)	550,587	(10,175,732)

Notes to Financial Statements are an integral part of these Statements.

18

Statements of Changes in Net Assets

Driehaus Multi-Asset Growth Economies Fund
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$455,728	$890,806
194,556	(2,333,064)
3,780,943	(4,311,453)

4,431,227	(5,753,711)

—	(263,384)

853,687	1,507,595
—	263,384
(464,634)	(7,300,204)

389,053	(5,529,225)

4,820,280	(11,546,320)

$31,637,073	$43,183,393

$36,457,353	$31,637,073

77,835	132,325
—	26,740
(41,965)	(718,082)

35,870	(559,017)

Notes to Financial Statements are an integral part of these Statements.

19

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014

Net asset value, beginning of period	$9.32	$9.86	$10.18	$9.95	$10.42	$10.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income[1]	0.22	0.46	0.35	0.32	0.38	0.27

Net realized and unrealized gain (loss) on investments	0.08	(0.57)	(0.29)	0.23	(0.49)	(0.36)

Total from investment operations	0.30	(0.11)	0.06	0.55	(0.11)	(0.09)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income	(0.34)	(0.43)	(0.38)	(0.32)	(0.36)	(0.26)

Net realized gain	—	—	—	—	—	—

Total distributions	(0.34)	(0.43)	(0.38)	(0.32)	(0.36)	(0.26)

Net asset value, end of period	$9.28	$9.32	$9.86	$10.18	$9.95	$10.42

Total Return	3.29%[4]	(1.26)%	0.59%	5.63%	(1.07)%	(0.87)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in 000’s)	$484,282	$795,023	$1,534,270	$2,274,827	$2,875,993	$3,982,787

Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.48%[3]	1.10%	1.18%	1.38%	1.05%	1.05%

Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.48%[2,3]	1.10%[2]	1.17%[2]	1.38%[2]	1.05%	1.05%

Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.91%[3]	0.82%	0.81%	0.80%	0.78%	0.77%

Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.90%[2,3]	0.82%[2]	0.81%[2]	0.80%[2]	0.78%	0.77%

Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	4.81%[3]	4.70%	3.53%	3.20%	3.69%	2.51%

Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	5.38%[3]	4.99%	3.89%	3.78%	3.96%	2.79%

Portfolio turnover rate	54%[4]	74%	89%	115%	76%	43%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not annualized.

Notes to Financial Statements are an integral part of this Schedule.

20

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014

Net asset value, beginning of period	$9.99	$10.79	$10.34	$9.85	$10.01	$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.14	0.25	0.02	0.02	0.05	(0.02)

Net realized and unrealized gain (loss) on investments	1.59	(0.69)	0.43	0.59	(0.15)	(0.67)

Total from investment operations	1.73	(0.44)	0.45	0.61	(0.10)	(0.69)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income	—	(0.36)	—	(0.09)	(0.06)	—

Net realized gain	—	—	—	—	—	(0.04)

Tax return of capital	—	—	—	(0.03)	—	—

Total distributions	—	(0.36)	—	(0.12)	(0.06)	(0.04)

Net asset value, end of period	$11.72	$9.99	$10.79	$10.34	$9.85	$10.01

Total Return	17.32%[3]	(4.03)%	4.35%	6.25%	(1.08)%	(6.35)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in 000’s)	$67,103	$51,675	$165,648	$256,482	$232,456	$166,300

Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.07%[4]	1.90%	1.77%	2.03%	1.86%	1.80%

Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.05%[2,4]	1.88%[2]	1.76%[2]	2.01%[2]	1.86%	1.80%

Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.83%[4]	1.59%	1.46%	1.44%	1.43%	1.35%

Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.81%[2,4]	1.57%[2]	1.45%[2]	1.42%[2]	1.43%	1.35%

Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.50%[4]	2.25%	0.17%	0.19%	0.45%	(0.17)%

Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.74%[4]	2.57%	0.48%	0.78%	0.89%	0.28%

Portfolio turnover rate	58%[3]	101%	198%	246%	400%	315%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Not annualized.

[4]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

21

Driehaus Multi-Asset Growth Economies Fund

Financial Highlights

	For the six month period January 1, 2019 through June 30, 2019 (unaudited)		For the Year Ended December 31, 2018	For the period April 10, 2017* through December 31, 2017

Net asset value, beginning of period	$9.93		$11.54	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.14		0.24	0.17

Net realized and unrealized gain (loss) on investments	1.25		(1.77)	1.94

Total from investment operations	1.39		(1.53)	2.11

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income	—		—	(0.16)

Net realized gain	—		(0.08)	(0.41)

Total distributions	—		(0.08)	(0.57)

Redemption fees added to paid-in capital	0.00		0.00	0.00 [4]

Net asset value, end of period	$11.32		$9.93	$11.54

Total Return	13.90%[2]		(13.22)%	21.14%[2]

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in 000’s)	$36,457		$31,637	$43,183

Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.05%		2.05%	2.04%[3]

Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.49%[3,5,6]		1.75%[5,6]	1.75%[3,5]

Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.05%		2.05%	2.04%[3]

Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.49	%3.5,6	1.75%[5,6]	1.75%[3,5]

Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.66%		2.19%	2.12%[3]

Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.66%[3,5]		2.19%[5]	2.12%[3,5]

Portfolio turnover rate	82%[2]		169%	99%[2]

*	Fund commenced operations on April 10, 2017.

[1]	Calculated based on average shares outstanding.

[2]	Not annualized.

[3]	Annualized.

[4]	Amount represents less than $0.01 per share.

[5]

Effective May 1, 2019 the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.99% of average daily net assets until April 30, 2022. Prior to May 1, 2019, the annual operating expense limitation was 1.75%.

[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

22

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The three series (“Funds” or each a “Fund”) included in this report are as follows: the Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Event Driven Fund (the “Event Driven Fund”) commenced operations on August 26, 2013, following a tax-free exchange with the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles. The Driehaus Multi-Asset Growth Economies Fund (the “Multi-Asset Growth Economies Fund”) commenced operations on April 10, 2017, after succeeding to the assets of the Driehaus Emerging Markets Dividend Growth Fund, L.P. The transaction was structured to be a tax-free exchange and the cost basis and holding period of the underlying securities were carried over to the Multi-Asset Growth Economies Fund. The Multi-Asset Growth Economies Fund seeks to maximize total return.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Cash is held at U.S. financial institutions, and at times, may exceed the amount insured by the U.S. Federal Deposit Insurance Corporation. The Funds consider highly liquid investments, with maturities of ninety days or less when purchased to be cash equivalents, and such investments may include money market mutual fund investments. All such investments are categorized in Level 1 of the fair value hierarchy.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are

23

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Multi-Asset Growth Economies Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2019:

Assets	Level 1	Level 2	Level 3	Total

Bank Loans	$—	$115,664,118	$—	$115,664,118

Common Stocks

Banks	1,697,877	—	—	1,697,877

Software	1,734,477	—	—	1,734,477

Telecommunications	597,837	—	—	597,837

Convertible Corporate Bonds	—	4,896,562	—	4,896,562

Convertible Preferred Stocks

Auto Manufacturers	—	—	0	0

Corporate Bonds	—	288,089,781	—	288,089,781

Preferred Stock

Banks	13,970,614	—	—	13,970,614

Private Stock

Investment Companies	—	—	1,956,000	1,956,000

Total	$18,000,805	$408,650,461	$1,956,000	$428,607,266

24

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks Sold Short

Pharmaceuticals	$(940,720)	$—	$—	$(940,720)

Corporate Bonds Sold Short	—	(22,536,727)	—	(22,536,727)

Exchange-Traded Funds Sold Short	(23,436,280)	—	—	(23,436,280)

Total	$(24,377,000)	$(22,536,727)	$—	$(46,913,727)

Other Financial Instruments*

Futures Contracts	$(361,572)	$—	$—	$(361,572)

Total Other Financial Instruments	$(361,572)	$—	$—	$(361,572)

*	Other financial instruments are futures contracts, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2018	$1,956,000
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2019	$1,956,000

As of June 30, 2019 and December 31, 2018, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Larchmont Resources LLC private stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The common stock investment in Larchmont Resources LLC has been valued using an unadjusted third-party pricing vendor quote. There were no transfers into or out of Level 3 during the six month period ended June 30, 2019. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2019:

Financial Assets	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible Preferred Stock	$—	Cash available in relation to claim	Estimated recovery	$—
Private Stock	$1,956,000	Broker quote	N/A	N/A

25

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2019:

Assets	Level 1	Level 2	Level 3	Total

Bank Loans	$—	$3,990,829	$—	$3,990,829

Common Stocks

Banks	1,349,560	—	—	1,349,560

Biotechnology	8,170,108	—	—	8,170,108

Computers	940,895	—	—	940,895

Electronics	1,393,552	—	—	1,393,552

Entertainment	507,493	—	—	507,493

Healthcare — Products	2,164,182	—	—	2,164,182

Healthcare — Services	578,243	—	—	578,243

Holding Companies — Diversified	1,177,020	—	—	1,177,020

Insurance	3,251,640	—	—	3,251,640

Oil & Gas	2,009,196	—	—	2,009,196

Pharmaceuticals	11,415,107	—	—	11,415,107

Savings & Loans	2,373,250	—	—	2,373,250

Software	1,871,934	—	—	1,871,934

Telecommunications	2,532,960	—	—	2,532,960

Convertible Corporate Bonds	—	870,500	—	870,500

Convertible Preferred Stocks

Auto Manufacturers	—	—	0	0

Corporate Bonds	—	17,779,765	—	17,779,765

Warrants	—	9,985	—	9,985

Total	$39,735,140	$22,651,079	$0	$62,386,219

Liabilities

Common Stocks Sold Short

Oil & Gas	$(419,184)	$—	$—	$(419,184)

Pharmaceuticals	(572,045)	—	—	(572,045)

Corporate Bonds Sold Short	—	(1,140,000)	—	(1,140,000)

Exchange-Traded Funds Sold Short	(12,373,731)	—	—	(12,373,731)

Total	$(13,364,960)	$(1,140,000)	$—	$(14,504,960)

Other Financial Instruments*

Forward Foreign Currency Contracts — Assets	$—	$2,479	$—	$2,479

Forward Foreign Currency Contracts — Liabilities	—	(1,833)	—	(1,833)

Total Other Financial Instruments	$—	$646	$—	$646

*	Other financial instruments are forward foreign currency contracts, which are detailed in the Schedule of Investments.

26

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2018	$830,745
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(830,745)

Balance as of June 30, 2019	$0

As of June 30, 2019, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock. The General Motors Corp. senior convertible preferred stock was valued in the same manner described for the Active Income Fund. As of June 30, 2019, the Event Driven Fund’s investment in Ideaya Biosciences, Inc. transferred from Level 3 to Level 1. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2019:

Financial Assets	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Median
Convertible Preferred Stock	$—	Cash available in relation to claim	Estimated recovery	$—

The following is a summary of the inputs used to value the Multi-Asset Growth Economies Fund’s investments as of June 30, 2019:

Assets	Level 1	Level 2	Level 3	Total

Sovereign Bonds

Argentina	$—	$1,329,523	$—	$1,329,523

Brazil	—	1,037,996	—	1,037,996

Colombia	—	375,190	—	375,190

Egypt	—	1,857,328	—	1,857,328

Indonesia	—	1,382,832	—	1,382,832

Malaysia	—	793,902	—	793,902

Mexico	—	894,566	—	894,566

Nigeria	—	730,356	—	730,356

Peru	—	1,494,005	—	1,494,005

Poland	—	551,999	—	551,999

South Africa	—	1,075,626	—	1,075,626

Equity Securities

Argentina	404,196	—	—	404,196

Brazil	1,634,219	—	—	1,634,219

China	6,942,345	—	—	6,942,345

Cyprus	332,592	—	—	332,592

Czech Republic	456,481	—	—	456,481

Egypt	175,079	—	—	175,079

India	2,723,961	—	—	2,723,961

Indonesia	682,407	—	—	682,407

27

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets (continued)	Level 1	Level 2	Level 3	Total

Kuwait	$308,567	$—	$—	$308,567

Mexico	330,824	—	—	330,824

Netherlands	258,798	—	—	258,798

Philippines	429,509	—	—	429,509

Poland	475,392	—	—	475,392

Russia	1,270,281	—	—	1,270,281

Singapore	310,939	—	—	310,939

South Africa	1,275,327	—	—	1,275,327

South Korea	1,855,377	—	—	1,855,377

Taiwan	1,511,729	—	—	1,511,729

Thailand	971,869	—	—	971,869

United Arab Emirates	23,181	—	—	23,181

United States	730,845	—	—	730,845

Purchased Put Options	—	1	—	1

Total	$23,103,918	$11,523,324	$—	$34,627,242

Other Financial Instruments*

Interest Rate Swaps — Asset**	$—	$20,829	$—	$20,829

Interest Rate Swaps — Liabilities**	—	(29,585)	—	(29,585)

OTC Interest Rate Swaps — Asset	—	24,823	—	24,823

OTC Interest Rate Swaps — Liabilities	—	(32,470)	—	(32,470)

Forward Foreign Currency Contracts — Assets	—	24,648	—	24,648

Forward Foreign Currency Contracts — Liabilities	—	(35,717)	—	(35,717)

Total Other Financial Instruments	$—	$(27,472)	$—	$(27,472)

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

**

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statements of Assets and Liabilities.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

28

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of December 31, 2018. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Taxable years ending 2018, 2017, 2016, and 2015 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss.

At June 30, 2019, gross unrealized appreciation (depreciation) on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Event Driven Fund	Multi-Asset Growth Economies Fund
Cost of investments	$391,216,623	$45,679,044	$29,697,536

Gross unrealized appreciation	$4,348,671	$6,510,875	$5,199,508
Gross unrealized depreciation	(13,871,755)	(4,308,660)	(269,802)

Net unrealized appreciation (depreciation) on investments	$(9,523,084)	$2,202,215	$4,929,706

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to the tax deferral of losses on wash sales and timing differences in recognizing certain gains and losses on security transactions.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund
Distributions paid from:	January 1, 2018 to December 31, 2018	January 1, 2017 to December 31, 2017
Ordinary income	$61,286,044	$74,683,208

Total distributions paid	$61,286,044	$74,683,208

Event Driven Fund
Distributions paid from:	January 1, 2018 to December 31, 2018	January 1, 2017 to December 31, 2017
Ordinary income	$1,805,482	$—

Total distributions paid	$1,805,482	$—

29

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Multi-Asset Growth Economies Fund
Distributions paid from:	January 1, 2018 to December 31, 2018	April 10, 2017* to December 31, 2017
Ordinary income	$233,414	$1,804,830
Long term capital gains distribution	29,970	213,901

Total distributions paid	$263,384	$2,018,731

*	The Fund commenced operations on April 10, 2017.

As of December 31, 2018, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Event Driven Fund	Multi-Asset Growth Economies Fund
Undistributed ordinary income	$4,870,359	$167,459	$—
Undistributed long-term capital gains	—	—	—

Accumulated earnings	4,870,359	167,459	—
Accumulated capital and other losses	(479,728,601)	(5,099,213)	(1,270,704)
Unrealized appreciation (depreciation) on currency and foreign currency translations	—	—	(51)
Unrealized appreciation (depreciation) on swap and swaptions contracts	—	—	19,396
Unrealized appreciation (depreciation) on forward foreign currency contracts	—	—	(58,783)
Unrealized appreciation (depreciation) on investments, securities sold short and futures contracts	(37,945,765)	(3,930,788)	1,100,192

Total accumulated earnings (deficit)	$(512,804,007)	$(8,862,542)	$(209,950)

As of December 31, 2018, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$316,195,125	$163,533,476
Event Driven Fund	5,099,213	—
Multi-Asset Growth Economies Fund	1,242,459	—

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2018, the Funds had the following post-October capital losses and late-year ordinary losses:

	Post-October Capital Losses	Late-Year Ordinary Losses
Active Income Fund	$—	$—
Event Driven Fund	—	—
Multi-Asset Growth Economies Fund	—	28,245

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net

30

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Event Driven Fund and Multi-Asset Growth Economies Fund held portfolio hedges as of June 30, 2019 as disclosed in the Schedule of Investments.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the reporting period ended December 31, 2018, the Funds adopted the Final Rule with the most notable impacts being that the Funds are no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has adopted all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective for the reporting period ended December 31, 2018.

In March 2017, the FASB issued ASU No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. This ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods, however, early adoption is permitted. The amendments in this ASU should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Management has evaluated the implications of ASU No. 2017-08 and has adopted all aspects related to the amortization period for purchased callable debt securities held at a premium starting in the reporting period ended June 30, 2019.

Securities Transactions and Income

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

31

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2019, the Funds had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2019, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Each Fund uses derivative instruments such as swaps, futures, options, swaptions and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2019 through June 30, 2019, the Active Income Fund primarily utilized: 1) futures to hedge its interest rate and/or commodity risk and manage volatility; and 2) options to hedge downside risk and manage volatility. During the period January 1, 2019 through June 30, 2019, the Event Driven Fund primarily utilized: 1) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2019 through June 30, 2019, the Multi-Asset Growth Economies Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 3) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 4) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members — generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The Funds held no credit default swaps at June 30, 2019.

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2019, the Multi-Asset Growth Economies Fund had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Active Income Fund and Event Driven Fund had no outstanding swap contracts at June 30, 2019.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

contract against default. As of June 30, 2019, the Active Income Fund had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund and Multi-Asset Growth Economies Fund had no outstanding futures contracts at June 30, 2019.

Options Contracts

The Funds may use options contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2019, the Multi-Asset Economies Fund had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Active Income Fund and Event Driven Fund had no outstanding options at June 30, 2019.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Funds had no outstanding swaptions at June 30, 2019.

Forward Foreign Currency Contracts

The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2019, the Event Driven Fund and Multi-Asset Economies Fund had forward foreign currency contracts as listed in the Schedule of Investments. The Active Income Fund had no outstanding forward foreign currency contracts at June 30, 2019.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. The Funds had no outstanding equity certificates at June 30, 2019.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2019:

	Liability derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Interest rate contracts	N/A*	$361,572
Total		$361,572

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statements of Assets and Liabilities.

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2019:

	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized appreciation on forward foreign currency contracts	$2,479
Warrants equity contracts	Investment securities, at fair value	9,985
Total		$12,464

	Liability derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized depreciation on forward foreign currency contracts	$1,833
Total		$1,833

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Multi-Asset Growth Economies Fund’s derivative contracts by primary risk exposure as of June 30, 2019:

	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Interest contracts	N/A*	$20,829
Interest contracts	Unrealized appreciation on open OTC swap contracts	24,823
Currency contracts	Unrealized appreciation on forward foreign currency contracts	24,648
Currency contracts	Purchased options, at fair value	1
Total		$70,301

	Liability derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Interest contracts	N/A*	$29,585
Interest contracts	Unrealized depreciation on open OTC swap contracts	32,470
Currency contracts	Unrealized depreciation on forward foreign currency contracts	35,717
Total		$97,772

*

Includes cumulative appreciation (depreciation) of centrally cleared swaps as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statements of Assets and Liabilities.

The following table sets forth the Active Income Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$(173,713)	$—	$(173,713)
Futures contracts	—	(4,090,613)	(4,090,613)

Total	$(173,713)	$(4,090,613)	$(4,264,326)

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Currency contracts	Equity contracts	Total
Purchased options contracts	$—	$(158,201)	$(158,201)
Forward foreign currency contracts	6,159	—	6,159

Total	$6,159	$(158,201)	$(152,042)

The following table sets forth the Multi-Asset Growth Economies Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$(43,680)	$—	$—	$(43,680)
Forward foreign currency contracts	—	(62,305)	—	—	(62,305)
Equity certificates*	—	—	(10,908)	—	(10,908)
Swap contracts	(106,001)	—	—	182,445	76,444

Total	$(106,001)	$(105,985)	$(10,908)	$182,445	$(40,449)

*	Included in change in net realized gain (loss) on investments in the Statements of Operations.

The following table sets forth the Active Income Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Interest rate contracts	Total
Futures contracts	$1,490,644	$1,490,644

Total	$1,490,644	$1,490,644

The gross notional amount and/or the number of contracts for the Active Income Fund as of June 30, 2019 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2019 through June 30, 2019 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	8,366
Written options contracts	number of contracts	(8,366)
Futures contracts — Short	number of contracts	(1,118)
Swap contracts	gross notional amount	21,079,739
Purchased swaptions contracts	gross notional amount	$28,000,000
Forward foreign currency contracts — Long	fair value	$3,132,732
Forward foreign currency contracts — Short	fair value	$(5,241,430)

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Currency contracts	Total
Purchased options contracts	$158,041	$—	$158,041
Forward foreign currency contracts	—	414	414
Purchased warrants contracts	9,985	—	9,985

Total	$168,026	$414	$168,440

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2019 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2019 through June 30, 2019 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	128
Forward foreign currency contracts — Long	fair value	$285,706
Forward foreign currency contracts — Short	fair value	$(487,696)
Purchased warrants contracts	fair value	$1,997

The following table sets forth Multi-Asset Growth Economies Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2019 through June 30, 2019:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(27,349)	$—	$(27,349)
Equity certificates*	—	10,431	—	—	10,431
Forward foreign currency contracts	—	—	47,714	—	47,714
Swap contracts	—	—	—	(35,799)	(35,799)

Total	$—	$10,431	$20,365	$(35,799)	$(5,003)

*	Included in change in net unrealized appreciation (depreciation) on investments in the Statements of Operations.

The gross notional amount and/or the number of contracts for the Multi-Asset Growth Economies Fund as of June 30, 2019 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2019 through June 30, 2019 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Purchased options contracts	number of contracts	3,284,060
Written options contracts	number of contracts	(60)
Swap contracts	gross notional amount	31,726,854,354
Forward foreign currency contracts — Long	fair value	$2,653,482
Forward foreign currency contracts — Short	fair value	$(3,505,986)

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Disclosures about Offsetting Assets and Liabilities

The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investment securities at fair value or Collateral held at custodian for the benefit of brokers.

The Funds’ derivative contracts held at June 30, 2019, are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2019:

Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[1]
Unrealized appreciation on forward foreign currency contracts	$2,479	$(1,833)	$—	$646

The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2019:

Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on forward foreign currency contracts	$1,833	$(1,833)	$—	$—

[1]	Net amount represents the net amount receivable to the counterparty in the event of default.

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table represents the Multi-Asset Growth Economies Fund’s financial and derivative assets subject to the Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Multi-Asset Growth Economies Fund as of June 30, 2019:

Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open OTC swap contracts	$24,823	$(24,823)	$—	$—
Unrealized appreciation on forward foreign currency contracts	$24,648	$(24,648)	$—	$—

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Multi-Asset Growth Economies Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Multi-Asset Growth Economies Fund as of June 30, 2019:

Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open OTC swap contracts	$32,470	$(24,823)	$—	$7,647
Unrealized depreciation on forward foreign currency contracts	$35,717	$(24,648)	$(11,069)	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, is the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer. As of June 30, 2019, Richard H. Driehaus controls the Driehaus Multi-Asset Growth Economies Fund due to his power to vote a majority of the shares of the Fund.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, for the Active Income Fund of average daily net assets and 1.00% for Event Driven Fund of average daily net assets. From January 1, 2019 to April 30, 2019, the Multi-Asset Growth Economies Fund paid the Adviser a management fee on a monthly basis of 1.00% of average daily net assets. Effective May 1, 2019, the Multi-Asset Growth Economies Fund pays the Adviser a management fee on a monthly basis of 0.90% of average daily net assets.

From January 1, 2019 to April 30, 2019, the Multi-Asset Growth Economies Fund annual operating expense limitation was 1.75%. Effective May 1, 2019, DCM entered into a written agreement to cap the Multi-Asset Growth Economies Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.99% of average daily net assets until at least April 30, 2022. DCM is entitled to recoup previously waived fees and reimbursed expenses to the extent that the Multi-Asset Growth Economies Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. The table below indicates the amount of fees available for recoupment by DCM in future periods:

Year Ended December 31	Multi-Asset Growth Economies Fund
2020	$58,341
2021	119,889
2022	96,591

Total	$274,821

The Active Income Fund incurred $1,631,003 for investment advisory fees During the period January 1, 2019 through June 30, 2019, of which $224,960 was payable to DCM at June 30, 2019. The Event Driven Fund incurred $284,053 for investment advisory fees During the period January 1, 2019 through June 30, 2019, of which $54,523 was payable to DCM at June 30, 2019. The Multi-Asset Growth Economies Fund incurred $165,674 for investment advisory fees During the period January 1, 2019 through June 30, 2019, of which $3,471 was payable to DCM at June 30, 2019.

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six ended June 30, 2019, these arrangements reduced the expenses of Driehaus Active Income Fund, Driehaus Event Driven Fund and Multi-Asset Growth Economies Fund by $13,665 (0.3%), $6,060 (1.0%) and $377 (0.1%), respectively.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2019, the Funds had no purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with the Active Income Fund and Event Driven Fund. Under these Agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to DS LLC during the period January 1, 2019 through June 30, 2019 are as follows:

Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Active Income Fund	$409,054	$75,796
Event Driven Fund	25,897	5,553

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2019 through June 30, 2019. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. As compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, forwards, short-term securities and U.S. government obligations) for the Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund for the period January 1, 2019 through June 30, 2019 were as follows:

Active Income Fund		Event Driven Fund		Multi-Asset Growth Economies Fund
Purchases	$289,510,085	Purchases	$34,336,970	Purchases	$24,021,292
Sales	$569,553,335	Sales	$30,414,850	Sales	$24,145,560

The Funds had no purchases and sales of U.S. government obligations for the period January 1, 2019 through June 30, 2019.

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2019, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  LINE OF CREDIT

The Funds, together with the other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2019, the Funds had no outstanding borrowings under the line of credit.

G.  REDEMPTION FEES

The Multi-Asset Growth Economies Fund may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

H.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

42

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2019.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000.00	$1,032.90	$7.46
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.45	$7.40

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000.00	$1,173.20	$11.15
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,014.52	$10.34

43

Fund Expense Examples (unaudited) — (Continued)

Driehaus Multi-Asset Growth Economies Fund

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Six Months Ended June 30, 2019*
Actual	$1,000.00	$1,139.00	$7.90
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.40	$7.45

*

Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized ratio shown in the Financial Highlights.

Driehaus Active Income Fund	1.48%
Driehaus Event Driven Fund	2.07%
Driehaus Multi-Asset Growth Economies Fund .	1.49%

44

Board Considerations in Connection with the Review of an Amendment to the

Investment Advisory Agreement for Driehaus Multi-Asset Growth Economies Fund

The Board of Trustees of Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved an amendment to the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus Multi-Asset Growth Economies Fund (the “Fund”) on March 13, 2019. As part of its consideration, the Board reviewed materials received from the Adviser. The Board also considered materials previously provided by legal counsel, and the Independent Trustees met with their independent legal counsel to review the proposal presented and the materials provided. After their consideration of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board.

In connection with the review process, the Board considered that, at its September 2018 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by the Adviser and the advisory fee rates, operating expenses and total expense ratio of the Fund, along with performance information for the Fund. The Board also compared the advisory fee rate and expense ratio of the Fund to fees and expense ratios of a peer group of funds based on data compiled from Lipper Analytical Services, Inc., an independent provider of mutual fund data that is a service of Broadridge Financial Solutions (“Lipper”). The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the Fund’s advisory fee of 0.90% would be lower than the Lipper peer group median (primary share class only) as of December 31, 2018 (1st percentile would be the highest advisory fee). The Board considered that the Fund’s expense ratio would be in the 76th percentile (1st percentile being the highest expense ratio) based on information the Adviser obtained from Lipper. The Board further considered the Fund’s asset size and the Adviser’s representation that the change in fees would not diminish the quality or quantity of services the Adviser provides to the Fund.

Based on all of the information considered, in particular the information received and considered at its September 2018 meeting, as supplemented at the March 2019 meeting, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

45

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Driehaus Mutual Funds

By (Signature and Title)*       /s/ Stephen J. Kneeley

Stephen J. Kneeley, President

(principal executive officer)

Date                                         September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Stephen J. Kneeley

Stephen J. Kneeley, President

(principal executive officer)

Date                                         September 4, 2019

By (Signature and Title)*       /s/ Robert M. Kurinsky

Robert M. Kurinsky, Vice President and Treasurer

(principal financial officer)

Date                                         September 4, 2019

*	Print the name and title of each signing officer under his or her signature.